AS FILED WITH THE SEC ON ____________________.         REGISTRATION NO. 33-38271

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM S-6


                         POST-EFFECTIVE AMENDMENT NO. 10


                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                   ----------

                                   PRUCO LIFE
                           VARIABLE UNIVERSAL ACCOUNT
                              (Exact Name of Trust)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (800) 323-2993
          (Address and telephone number of principal executive offices)

                                   ----------

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     (Name and address of agent for service)

                                    Copy to:
                                JEFFREY C. MARTIN
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                   ----------


Pruselect II Variable Life Insurance Contracts--The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for fiscal year 1996 was filed on February 28, 1997.


It is proposed that this filing will become effective (check appropriate space):

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


  [x] on  May 1, 1997   pursuant to paragraph (b) of Rule 485
           (date)


  [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

  [ ] on                  pursuant to paragraph (a) of Rule 485
            (date)

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY FORM N-8B-2)

N-8B-2 ITEM NUMBER            LOCATION
------------------            --------

       1.                     Cover Page

       2.                     Cover Page

       3.                     Not Applicable

       4.                     Sale of the Contract and Sales Commissions

       5.                     Pruco Life Variable Universal Account

       6.                     Pruco Life Variable Universal Account

       7.                     Not Applicable

       8.                     Not Applicable

       9.                     Litigation

      10. Brief Description of the Contract; Short Term Cancellation Right or "Free Look"; Transfers; Refund of Sales Charges; Reduction of Charges; Cash Surrender Value; Death Benefit; Partial Withdrawal of Cash Surrender Value; When Proceeds are Paid; Contract Loans; Exchange Right Available in Some States; Reduced Paid-Up Insurance Option Available in Some States; Voting Rights; Substitution of Series Fund Shares; Increases in Face Amount; Decreases in Face Amount; Lapse and Reinstatement

      11. Brief Description of the Contract; Pruco Life Variablev Universal Account

      12. Cover Page; Brief Description of the Contract; The Prudential Series Fund, Inc.; Sale of the Contract and Sales Commissions

      13. Brief Description of the Contract; The Prudential Series Fund, Inc.; Premiums; Allocation of Premiums; Charges and Expenses; Refund of Sales Charges; Reduction of Charges; Sale of the Contract and Sales Commissions

      14. Brief Description of the Contract; Detailed Information for Prospective Contract Owners

      15.                     Brief Description of the Contract; Premiums;
                              Allocation of Premiums; Transfers

      16. Brief Description of the Contract; Detailed Information for Prospective Contract Owners

      17.                     Partial Withdrawal of Cash Surrender Value; When
                              Proceeds are Paid

      18.                     Pruco Life Variable Universal Account; Cash
                              Surrender Value

      19.                     Reports to Contract Owners

      20.                     Not Applicable

      21.                     Contract Loans

      22.                     Not Applicable

N-8B-2 ITEM NUMBER            LOCATION
------------------            --------

      23.                     Not Applicable

      24.                     Other General Contract Provisions; The Prudential
                              Series Fund, Inc.

      25.                     Pruco Life Insurance Company; The Prudential
                              Series Fund, Inc.

      26. Brief Description of the Contract; The Prudential Series Fund, Inc.; Charges and Expenses

      27.                     Pruco Life Insurance Company

      28.                     Pruco Life Insurance Company; Directors and
                              Officers

      29.                     Pruco Life Insurance Company

      30.                     Not Applicable

      31.                     Not Applicable

      32.                     Not Applicable

      33.                     Not Applicable

      34.                     Not Applicable

      35.                     Pruco Life Insurance Company

      36.                     Not Applicable

      37.                     Not Applicable

      38.                     Sale of the Contract and Sales Commissions

      39.                     Sale of the Contract and Sales Commissions

      40.                     Not Applicable

      41.                     Sale of the Contract and Sales Commissions

      42.                     Not Applicable

      43.                     Not Applicable

      44. Brief Description of the Contract; The Prudential Series Fund, Inc; Cash Surrender Value; Death Benefit

      45.                     Not Applicable

      46. Brief Description of the Contract; Pruco Life Variable Universal Account; The Prudential Series Fund, Inc.

      47.                     Pruco Life Variable Universal Account

      48.                     Not Applicable

      49.                     Not Applicable

      50.                     Not Applicable

      51.                     Not Applicable

      52.                     Substitution of Series Fund Shares

      53.                     Tax Treatment of Contract Benefits

      54.                     Not Applicable

      55.                     Not Applicable

      56.                     Not Applicable

N-8B-2 ITEM NUMBER            LOCATION
------------------            --------

      57.                     Not Applicable

      58.                     Not Applicable

      59. Financial Statements: Financial Statements of Pruco Life Variable Universal Account; Consolidated Financial Statements of Pruco Life Insurance Company and Subsidiaries

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

PROSPECTUS


MAY 1, 1997


PRUCO LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL ACCOUNT

                                PRUSELECT(SM) II
                                  VARIABLE LIFE
                               INSURANCE CONTRACTS


This prospectus describes certain individual flexible premium variable universal life insurance contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). Pruco Life calls these contracts its PRUSELECT(sm) II Variable Life Insurance Contracts* (the "Contract"). These Contracts provide individual universal life insurance coverage with flexible premium payments and a variety of investment options. The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship, and may be owned individually or by a corporation, trust, association or similar entity. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes.


The Contracts provide a choice of death benefit plans. Under the first plan, the death benefit generally remains fixed in the amount or amounts scheduled at the outset of the Contract (the "face amount"). Under the second plan, the death benefit varies daily with the investment performance of the chosen investment options. Under either plan, the death benefit will never be less than the face amount, regardless of investment experience, as long as the Contract remains in force. The Contracts also have a cash surrender value which generally increases with the payment of each premium, decreases to reflect charges made by Pruco Life, and varies with the investment performance of the chosen investment options. There is no guaranteed minimum cash surrender value.

The Contracts provide a variety of investment options. The invested portion of premiums may be invested in one or more of the fifteen current investment subaccounts of the Pruco Life Variable Universal Account (the "Account"). The assets of each subaccount of the Account are invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The attached prospectus for the Series Fund and the Series Fund's statement of additional information describe the investment objectives of and the risks of investing in the fifteen portfolios of the Series Fund currently available under the
Contracts: the MONEY MARKET PORTFOLIO, the DIVERSIFIED BOND PORTFOLIO, the GOVERNMENT INCOME PORTFOLIO, two ZERO COUPON BOND PORTFOLIOS with different liquidation dates--2000 and 2005, the CONSERVATIVE BALANCED PORTFOLIO, the FLEXIBLE MANAGED PORTFOLIO, the HIGH YIELD BOND PORTFOLIO, the STOCK INDEX PORTFOLIO, the EQUITY INCOME PORTFOLIO, the EQUITY PORTFOLIO, the PRUDENTIAL JENNISON PORTFOLIO, the SMALL CAPITALIZATION STOCK PORTFOLIO, the GLOBAL PORTFOLIO, and the NATURAL RESOURCES PORTFOLIO. Other subaccounts and portfolios may be offered in the future.


THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN THE INTEREST OF THE CUSTOMER. IN MOST CASES, WHEN A CUSTOMER REQUIRES ADDITIONAL COVERAGE, A NEW POLICY SUPPLEMENTING THE EXISTING POLICY SHOULD BE REQUESTED, THEREBY PROTECTING THE BENEFITS OF THE ORIGINAL POLICY. IF YOU ARE CONSIDERING REPLACING A POLICY, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING POLICY WITH THE BENEFITS AND COSTS OF PURCHASING THE CONTRACT DESCRIBED IN THIS PROSPECTUS AND YOU SHOULD CONSULT WITH A QUALIFIED TAX ADVISOR.


PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO A CURRENT PROSPECTUS FOR THE PRUDENTIAL SERIES FUND, INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 323-2993


*PRUSELECT is a service mark of Prudential.
CVUL-2 Ed 5-97

                               PROSPECTUS CONTENTS

                                                                            PAGE

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS...........................1

BRIEF DESCRIPTION OF THE CONTRACT..............................................2

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY, PRUCO LIFE VARIABLE
      UNIVERSAL ACCOUNT, AND THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER
      THE CONTRACT.............................................................4
      PRUCO LIFE INSURANCE COMPANY.............................................4
      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT....................................4
      THE PRUDENTIAL SERIES FUND, INC..........................................4

DETAILED INFORMATION FOR PROSPECTIVE CONTRACT OWNERS...........................5
      REQUIREMENTS FOR ISSUANCE OF A CONTRACT..................................5
      SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK".............................5
      PREMIUMS.................................................................5
      ALLOCATION OF PREMIUMS...................................................6
      TRANSFERS................................................................6
      CHARGES AND EXPENSES.....................................................7
      REFUNDS OF SALES CHARGES.................................................9
      REDUCTION OF CHARGES.....................................................9
      CASH SURRENDER VALUE....................................................10
      DEATH BENEFIT...........................................................10
      PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE..............................10
      INCREASES IN FACE AMOUNT................................................11
      DECREASES IN FACE AMOUNT................................................11
      ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS, AND ACCUMULATED
        PREMIUMS..............................................................11
      CONTRACT LOANS..........................................................13
      WHEN PROCEEDS ARE PAID..................................................13
      TAX TREATMENT OF CONTRACT BENEFITS......................................14
      WITHHOLDING.............................................................15
      OTHER TAX CONSIDERATIONS................................................15
      LAPSE AND REINSTATEMENT.................................................15
      LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS.....16
      EXCHANGE RIGHT AVAILABLE IN SOME STATES.................................16
      REDUCED PAID-UP INSURANCE OPTION AVAILABLE IN SOME STATES...............16
      OTHER GENERAL CONTRACT PROVISIONS.......................................16
      VOTING RIGHTS...........................................................17
      SUBSTITUTION OF SERIES FUND SHARES......................................17
      REPORTS TO CONTRACT OWNERS..............................................17
      SALE OF THE CONTRACT AND SALES COMMISSIONS..............................18
      STATE REGULATION........................................................18
      EXPERTS.................................................................18
      LITIGATION..............................................................18
      ADDITIONAL INFORMATION..................................................19
      FINANCIAL STATEMENTS....................................................19

DIRECTORS AND OFFICERS........................................................20

FINANCIAL STATEMENTS OF PRUCO LIFE  VARIABLE UNIVERSAL ACCOUNT................A1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY AND
  SUBSIDIARIES................................................................B1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE SERIES FUND.

                          DEFINITIONS OF SPECIAL TERMS
                             USED IN THIS PROSPECTUS

ATTAINED AGE--The insured's age on the Contract date plus the number of Contract years since then.

CASH SURRENDER VALUE--The amount payable to the Contract owner upon surrender of his or her Contract. The cash surrender value is equal to the Contract fund plus any refund of sales charges due and minus any Contract debt.

CONTRACT ANNIVERSARY--The same date as the Contract date in each later year.

CONTRACT DATE--The date the Contract is issued, as specified in the Contract.

CONTRACT DEBT--The principal amount of all outstanding loans plus any interest accrued thereon.

CONTRACT FUND--The total amount at any time credited to the Contract.

CONTRACT OWNER--The individual or entity that purchases the Contract.

CONTRACT YEAR--A year that starts on the Contract date or on a Contract anniversary.

DEATH BENEFIT--The amount payable upon the death of the insured before the deduction of any outstanding Contract debt.

FACE AMOUNT--The amount[s] of life insurance as shown in the Contract's schedule of face amounts.

ISSUE AGE--The insured's age as of the Contract date.

LOAN VALUE--The maximum amount that a Contract owner may borrow.

MONTHLY DATE--The Contract date and the same date in each subsequent month.

NET AMOUNT AT RISK--The amount by which the death benefit exceeds the Contract fund.

THE PRUDENTIAL SERIES FUND, INC. (THE "SERIES
FUND")--A mutual fund with separate portfolios, one or more of which may be chosen as an underlying investment for the Contract.

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT (THE "ACCOUNT")--A separate account of Pruco Life registered as a unit investment trust under the Investment Company Act of 1940.

SUBACCOUNT--An investment division of the Account, the assets of which are invested in the shares of the corresponding portfolio of the Series Fund.

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios of the Series Fund are calculated, which is generally at 4:15 p.m. New York City time on each day during which the New York Stock Exchange is open.

                        BRIEF DESCRIPTION OF THE CONTRACT

This prospectus describes individual flexible premium variable universal life insurance contracts (the "Contract") that are offered by Pruco Life Insurance Company ("Pruco Life"). The Contracts are available on a multiple life basis where the insureds share a common employment or business relationship, and may be owned individually or by a corporation, trust, association or similar entity. The Contract owner will have all rights and privileges under the Contract. The Contracts may be used for such purposes as funding non-qualified executive deferred compensation or salary continuation plans, retiree medical benefits, or other purposes.

The Contracts provide a choice of either fixed or variable death benefit plans. Under the fixed death benefit plan, the death benefit generally remains fixed in amount unless it is increased to ensure that the Contract continues to satisfy the Internal Revenue Code's definition of life insurance, and only the cash surrender value will vary with investment experience. Under the variable death benefit plan, both the death benefit and cash surrender value will vary with investment experience, but the death benefit of an in-force Contract will never be less than the face amount regardless of investment experience. There is no minimum cash surrender value under either death benefit plan.

The Contract provides flexibility with respect to the payment of premiums. A minimum initial premium must be paid for the Contract to be issued. Thereafter, the Contract owner may generally select the amount and timing of premium payments.

Payment of any specific premium level is not required to ensure that the Contract remains in force. Rather, the Contract will remain in force as long as the Contract fund is sufficient to pay the monthly charges. Conversely, the payment of any specified premium level does not guarantee that the Contract will not lapse. See LAPSE AND REINSTATEMENT, page 15.

There are circumstances, such as the payment of aggregate premiums in excess of the sum of the annual "7-pay" premiums as defined by the Internal Revenue Code, under which the Contract may become a Modified Endowment Contract under federal tax law. If it does, loans and other pre-death distributions are includible in gross income on an income-first basis. Under a Modified Endowment Contract, a 10% penalty tax may be imposed on distributions of income under certain circumstances.

Prospective and current Contract owners are advised to consult a qualified tax advisor before taking steps that may affect whether the Contract becomes a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.


The Contract owner may choose to have the premiums (after deduction of a $2 administrative charge, any applicable taxes attributable to premiums, and a sales load) invested in one or more of fifteen subaccounts of the Pruco Life Variable Universal Account (the "Account"). Each subaccount is invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"), a series mutual fund to which The Prudential Insurance Company of America ("Prudential") acts as the investment advisor. Information about the Series Fund portfolios can be found under THE PRUDENTIAL SERIES FUND, INC. on page 4 and in the attached prospectus for the Series Fund.


Because the assets that relate to the Contract may be invested in these various investment options, the Contract offers an opportunity for the cash surrender value to appreciate more rapidly than it would under comparable fixed-benefit life insurance. But the owner must accept the risk that, if investment performance is unfavorable, the cash surrender value may not appreciate as rapidly and, indeed, may decrease in value.

Pruco Life deducts certain charges from each premium payment and from the amounts held in the designated investment option[s]. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under CHARGES AND EXPENSES, page 7. In brief, and subject to that fuller description, the following diagram outlines the charges which may be made:

               -------------------------------------------------------
                                   PREMIUM PAYMENT
               -------------------------------------------------------

                             ----------------------------
                             o   less charge for taxes
                                 attributable to premiums
                             o   less $2 processing fee
                             ----------------------------

               ---------------------------------------------------
               o   less a front-end sales load of not more than 8%
               ---------------------------------------------------

--------------------------------------------------------------------------------
                               INVESTED PREMIUM AMOUNT

o To be invested in one or a combination of the fifteen available portfolios of The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    DAILY CHARGES

o A daily charge equivalent to an annual rate of up to 0.9% is deducted from the assets of each of the variable investment options for mortality and expense risks. Currently, Pruco Life intends to charge only 0.6% on these Contracts, but reserves the right to make the full charge.
o Management fees and expenses are deducted from the assets of the Series Fund. See THE PRUDENTIAL SERIES FUND, INC., page 4.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   MONTHLY CHARGES

o An administrative charge of up to $4 plus up to $0.04 per $1,000 of face amount of insurance is deducted from the Contract fund.
o A charge for anticipated mortality (the "cost of insurance charge") is deducted, with the maximum charge based on 100% of the 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Tables"), with appropriate adjustments for substandard rating classes.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             POSSIBLE ADDITIONAL CHARGES

o An administrative processing charge of up to $15 will be made in connection with each partial withdrawal of excess cash surrender value.
o An administrative processing charge of up to $15 will be made in connection with each decrease in face amount.
--------------------------------------------------------------------------------

Under certain circumstances, Contract owners may receive a refund of a portion of the sales charge. See REFUNDS OF SALES CHARGES, page 9.

For a limited time, a Contract may be returned in accordance with the terms of the "free-look" provision. See SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK", page 5.

This summary provides only a brief overview of the more significant aspects of the Contract. Further detail is provided in the subsequent sections of this prospectus and in the Contract. That document, together with the application attached to it, constitutes the entire agreement between the owner and Pruco Life and should be retained.

For DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

                 GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE
                 COMPANY, PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT,
                  AND THE VARIABLE INVESTMENT OPTIONS AVAILABLE
                               UNDER THE CONTRACT

PRUCO LIFE INSURANCE COMPANY


Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. These Contracts are not offered in any state in which the necessary approvals have not been obtained. Pruco Life is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. As of December 31, 1996, Prudential has invested over $442 million in Pruco Life in connection with Pruco Life's organization and operation. Prudential intends from time to time to make additional capital contributions to Pruco Life as needed to enable it to meet its reserve requirements and expenses in connection with its business. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life's consolidated financial statements begin on page B1 and should be considered only as bearing upon Pruco Life's ability to meet its obligations under the Contracts.


PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

The Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.


The obligations to Contract owners and beneficiaries arising under the Contracts are general corporate obligations of Pruco Life. Pruco Life is also the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Before making any such transfer, Pruco Life will consider any possible adverse impact the transfer might have on the Account.


The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life. There are currently fifteen subaccounts within the Account, each of which invests in a single corresponding portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements begin on page A1.

THE PRUDENTIAL SERIES FUND, INC.


The Prudential Series Fund, Inc. (the "Series Fund") is registered under the 1940 Act as an open-end diversified management investment company. Its shares are currently sold only to separate accounts of Prudential and certain other insurers that offer variable life insurance and variable annuity contracts. The Account will purchase and redeem shares from the Series Fund at net asset value. Shares will be redeemed to the extent necessary for Pruco Life to provide benefits under the Contract and to transfer assets from one subaccount to another, as requested by Contract owners. Any dividend or capital gain distribution received from a portfolio of the Series Fund will be reinvested immediately at net asset value in shares of that portfolio and retained as assets of the corresponding subaccount.

Prudential is the investment advisor for the assets of each of the portfolios of the Series Fund. Prudential's principal business address is Prudential Plaza, Newark, New Jersey 07102-3777. Prudential has a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"), which provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates Capital Corporation ("Jennison"), under which Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential, PIC, and Jennison are registered as investment advisors under the Investment Advisers Act of 1940.

As an investment advisor, Prudential charges the Series Fund a daily investment management fee as compensation for its services. In addition to the investment management fee, each portfolio incurs certain expenses, such as accounting and custodian fees. See CHARGES AND EXPENSES, page 7.


It is conceivable that in the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Although neither the companies which invest in the Series Fund, nor the Series Fund currently foresees any such disadvantage, the Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. Material conflicts could result from such things as:
(1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

A FULL DESCRIPTION OF THE SERIES FUND, ITS INVESTMENT OBJECTIVES, MANAGEMENT, POLICIES, AND RESTRICTIONS, ITS EXPENSES, THE RISKS ATTENDANT TO INVESTMENT THEREIN INCLUDING ANY RISKS ASSOCIATED WITH INVESTMENT IN THE HIGH YIELD BOND PORTFOLIO, AND ALL OTHER ASPECTS OF ITS OPERATION IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE SERIES FUND AND IN ITS STATEMENT OF ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE MET.

                  DETAILED INFORMATION FOR PROSPECTIVE CONTRACT
                                     OWNERS

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

Pruco Life offers the Contract on a regular underwriting, a simplified underwriting, and a guaranteed issue basis. Underwritten Contracts require individualized evidence of the insured's insurability and rating class. Guaranteed issue Contracts do not require evidence of insurability and rating class, but may only be issued in certain circumstances on associated individuals, such as those employees of a company who meet criteria established by Pruco Life. Pruco Life will set from time to time minimum face amounts that it will offer. The minimum face amount offered may depend on whether the Contract is issued on an underwritten or guaranteed issue basis. The minimum face amounts currently offered are $50,000 for Contracts issued on a guaranteed basis and $100,000 for Contracts issued on an underwritten basis, although Pruco Life may in its discretion reduce the minimum face amounts of the Contracts it will issue. A Contract owner may establish a schedule of face amounts under which the face amount will change on designated dates.

The Contract may generally be issued on insureds between the ages of 20 and 75 for regular underwriting Contracts and between the ages of 20 and 64 for simplified underwriting and guaranteed issue Contracts. In its discretion, Pruco Life may issue the Contract on insureds of other ages.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"


Generally, a Contract may be returned for a refund within 10 days after it is received by the Contract owner. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. The Contract owner will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, the Contract owner who exercises his or her short-term cancellation right will receive a refund of all premium payments made, with no adjustment for investment experience.


PREMIUMS

Pruco Life will set a minimum initial premium for issuance of a Contract. Within certain maximum and minimum limitations, premiums may generally be paid in any desired frequency or amount. The minimum premium Pruco Life will accept is $25 and Pruco Life reserves the right to limit premiums over the target amount in any year to $10,000. There are circumstances, however, under which the payment of premiums in amounts that are too large may cause the Contract to be characterized, under the Internal Revenue Code, as a Modified Endowment Contract, which could be significantly disadvantageous. See TAX TREATMENT OF CONTRACT BENEFITS, page 14. Moreover, Pruco

Life may refuse to accept a premium that will increase the death benefit by more than the Contract fund. See DEATH BENEFIT, page 10.

ALLOCATION OF PREMIUMS

The following rules govern allocation of premiums by Contract owners. On the Contract date (the date the Contract is issued, as specified in the Contract), any applicable charge for taxes attributable to premiums, the $2 processing charge, and the front-end sales charge are deducted from the initial premium, and the first monthly deductions are made. See CHARGES AND EXPENSES, page 7. Except as provided below, the remainder of the initial premium will be allocated among the subaccounts according to the allocation specified by the Contract owner. In states which require a return of premium with no adjustment for investment experience to a Contract owner who exercises his or her short-term cancellation right, the initial premium remaining after deduction of the charges described above will be allocated to the Money Market Subaccount until the end of the "free-look" period. Thus, to the extent that the receipt of the first premium precedes the Contract date, there will be a period during which the Contract owner's initial premium will not be invested.


The charge for taxes attributable to premiums, the $2 per payment charge, and the front-end sales load also apply to all subsequent premium payments. (The front-end sales load on premiums after the first year is generally reduced to 5%, but Pruco Life reserves the contractual right to charge not more than 8%.) The remainder of such subsequent premiums will be invested in accordance with the investment allocation previously designated. The invested portion of all subsequent premiums is invested in the selected investment option[s] as of the end of the valuation period in which the premium is received at the Home Office stated in the Contract. Provided the Contract is not in default, the Contract owner may change the way in which subsequent premiums are allocated by giving written notice to a Home Office or by telephoning that Home Office, provided the Contract owner is enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. The percentage of the invested premium that may be allocated to a particular investment option must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 331/3% cannot. Of course, the total allocation to all selected investment option[s] must equal 100%.


TRANSFERS


If the Contract is not in default, the Contract owner may, up to four times in each Contract year, transfer amounts from one subaccount to another subaccount. Currently, you may make additional transfers with our consent. There is no charge. All or a portion of the amount credited to a subaccount may be transferred. The minimum transfer is the lesser of $250 or the amount the Contract owner has invested in a particular subaccount.

Transfers among subaccounts will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $10,000 from one subaccount to another, or may be in terms of a percentage reallocation among subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. The Contract owner may transfer amounts by proper written notice to a Home Office or by telephone, provided the Contract owner is enrolled to use the Telephone Transfer System. Contract owners will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or the Contract owner elects not to have this privilege. Telephone transfers may not be available on policies that are assigned, see ASSIGNMENT, page 16, depending on the terms of the assignment. Pruco Life has adopted procedures designed to ensure that requests by telephone are genuine. Pruco Life will not be held liable for following telephone instructions that it reasonably believes to be genuine. Pruco Life cannot guarantee that owners will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

On the liquidation date of a Zero Coupon Bond Subaccount, all the shares held by it in the corresponding portfolio of the Series Fund will be redeemed and the proceeds of the redemption applicable to each Contract will be transferred to the Money Market Subaccount unless the Contract owner directs that it be transferred to another subaccount. A transfer that occurs upon the liquidation of a Zero Coupon Bond Subaccount will not be counted as one of the four permissible transfers in a Contract year.

Unless otherwise restricted, a transfer will take effect on the date that proper notice is received at a Home Office.

CHARGES AND EXPENSES

The total amount invested at any time under the Contract (the "Contract fund") consists of the amount relating to the Contract held in the Account and the principal amount of any Contract loan plus the amount of interest credited upon the loan to the Contract owner.

All charges made by Pruco Life, whether deducted from premiums or from the Contract fund, are set forth below.


 1. A charge is deducted from each premium payment for taxes attributable to premiums. For these purposes, "taxes attributable to premiums" includes any federal, state or local income, premium, excise, business or any other type of tax measured by or based upon the amount of premiums received by Pruco Life. Currently, two such charges are made. The first is for state and local premium taxes imposed on premium payments. These taxes vary by state, and in some states by locality, with the most common level being 2% of premiums. The tax rates generally range from 0.75% to 5% (but in some instances it may exceed 5%). The second charge is for federal income taxes measured by premiums and is equal to 1.25% of premiums. Pruco Life believes that this charge is a reasonable estimate of an increase in its federal income taxes resulting from a 1990 change in the Internal Revenue Code. It is intended to recover this increased tax. During 1996, 1995 and 1994, Pruco Life received a total of approximately $2,213,536, $2,023,142 and $1,823,291, respectively, in charges for payment of taxes attributable to premiums.

 2. A charge of $2 is deducted from each premium payment to cover the cost of collecting and processing premiums. Pruco Life does not expect to make a profit on this charge. During 1996, 1995 and 1994, Pruco Life received a total of approximately $9,339, $14,104 and $13,564, respectively, in processing charges.

 3. There is a charge to compensate Pruco Life for the cost of selling the Contract. This cost includes sales commissions, advertising, and the printing of prospectuses and sales literature. This charge is called the "sales load" and consists of a deduction of a percentage of the premium remaining after the charge for taxes attributable to premiums and the $2 premium processing charge have been deducted. This percentage is not more than 8%. This is to ensure compliance with a requirement of the Investment Company Act of 1940 that sales load may not exceed 9% of premium. On a non-guaranteed basis, Pruco Life intends to charge a 7% sales load on first year payments and only a 5% sales load on subsequent payments. A portion of the sales load may be refunded if the Contract is surrendered during the first 3 Contract years. Under certain circumstances, Pruco Life may, on a non-guaranteed basis, reduce or refund sales and certain other expenses. See REFUNDS OF SALES CHARGES, page 9 and REDUCTION OF CHARGES, page 9. During 1996, 1995 and 1994, Pruco Life received a total of approximately $3,398,250, $3,004,189 and $2,849,157, respectively, in sales load charges.

 4. On each Monthly date, (i.e., the Contract date and the same day of each succeeding month), the Contract fund is reduced by an administrative charge of up to $4 plus up to $0.04 per $1,000 of face amount of insurance (but currently on a non-guaranteed basis of not more than $8 per month). This charge is to compensate Pruco Life for administrative expenses incurred, among other things, in issuing the Contract, processing claims, paying cash surrender values and death benefits, keeping records, and communicating with Contract owners. During 1996, 1995 and 1994, Pruco Life received a total of approximately $265,639, $245,225 and $182,234, respectively, in monthly administrative charges.


 5. Pruco Life deducts a mortality charge (also referred to as a "cost of insurance charge") from the Contract fund on each Monthly date to cover anticipated mortality costs. When an insured dies, the amount of the death benefit paid to the beneficiary is larger than the Contract fund. The mortality charges are designed to enable Pruco Life to pay this larger death benefit. The charge is determined by multiplying the applicable "net amount at risk" (the amount by which the death benefit, computed as if there were no Contract debt, exceeds the Contract fund) by a mortality rate based upon the insured's sex, issue age and current attained age, and the anticipated mortality for that class of persons. The maximum rate that Pruco Life may charge for underwritten and simplified issue Contracts which are not in a substandard risk class is 100% of the applicable rates of the non-smoker/smoker 1980 CSO Tables. The maximum rate that Pruco Life may charge under Contracts issued on a guaranteed issue basis which are not in a substandard risk class is 100% of the applicable rates of the composite 1980 CSO Tables. Higher rates apply if the insured is determined to be in a substandard risk class. Current cost of insurance rates are typically lower than the maximum rates.

 6. An extra risk charge may be deducted monthly for aviation, occupational or temporary extra risks.

 7. A charge is made to compensate Pruco Life for assuming mortality and expense risks. This is done by deducting daily, from the assets of each of the subaccounts, a percentage of those assets up to an effective annual rate of 0.9%. Pruco Life currently intends to charge only 0.6% on these Contracts, but reserves the right to make the full 0.9% charge. The mortality risk assumed is that insureds may live for a shorter period of time than Pruco Life estimated when it determined what mortality charges to make. The expense risk assumed is that expenses will be greater than Pruco Life estimated in fixing its administrative charges. During 1996, 1995 and 1994, Pruco Life received a total of approximately $1,049,292, $685,283 and $354,430, respectively, in mortality and expense risk charges.


 8. An administrative processing charge of up to $15 will be made in connection with each partial withdrawal of cash surrender value or decrease in face amount. See PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE, page 10, and DECREASES IN FACE AMOUNT, page 11.


 9. The Account purchases shares of the Series Fund at net asset value. The net asset value of those shares reflects investment management fees and expenses already deducted from the assets of the Series Fund. More detailed information is contained in the attached prospectus for the Series Fund.

     The total expenses of each portfolio for the year 1996 expressed as a percentage of the average assets during the year are shown below:

--------------------------------------------------------------------------------
                                                  Other               Total
                               Investment        Expenses            Expenses
         PORTFOLIO              Advisory      (after expense      (after expense
                                  Fee        reimbursement)*     reimbursement)*
--------------------------------------------------------------------------------
MONEY MARKET                     0.40%            0.04%               0.44%
DIVERSIFIED BOND                 0.40%            0.05%               0.45%
GOVERNMENT INCOME                0.40%            0.06%               0.46%
ZERO COUPON BOND 2000            0.40%            0.00%*              0.40%*
ZERO COUPON BOND 2005            0.40%            0.00%*              0.40%*
CONSERVATIVE BALANCED            0.55%            0.04%               0.59%
FLEXIBLE MANAGED                 0.60%            0.04%               0.64%
HIGH YIELD BOND                  0.55%            0.08%               0.63%
STOCK INDEX                      0.35%            0.05%               0.40%
EQUITY INCOME                    0.40%            0.05%               0.45%
EQUITY                           0.45%            0.05%               0.50%
PRUDENTIAL JENNISON              0.60%            0.06%               0.66%
SMALL CAPITALIZATION STOCK       0.40%            0.16%               0.56%
GLOBAL                           0.75%            0.17%               0.92%
NATURAL RESOURCES                0.45%            0.07%               0.52%
--------------------------------------------------------------------------------

  * For some of the portfolios, the actual expenses were higher than those shown in the second and third columns. Pruco Life, on a non-guaranteed basis, makes daily adjustments that will offset the effect on Contract owners of some of these expenses incurred by certain portfolios. Pruco Life currently makes such adjustments to ensure that the portfolio expenses indirectly borne by a Contract owner investing in: (1) the Zero Coupon Bond Portfolios will not exceed the investment management fee; (2) the Stock Index Portfolio will not exceed the investment management fee plus 0.05% of the average daily net assets of the portfolio; and (3) the High Yield Bond, Equity Income and Natural Resources Portfolios will not exceed the investment management fee plus 0.1% of the average daily net assets of the portfolio.

     Without such adjustments the portfolio expenses indirectly borne by a Contract owner, expressed as a percentage of the average daily net assets by portfolio, would have been 0.52% for the Zero Coupon Bond Portfolio 2000 and 0.53% for the Zero Coupon Bond Portfolio 2005 during 1996. No such adjustments were necessary for the High Yield Bond, Stock Index, Equity Income and Natural Resources Portfolios in 1996. Pruco Life does not intend to discontinue these adjustments in the future, although it retains the right to do so.

10. Although the Account is registered as a unit investment trust, it is not a separate taxpayer for purposes of the Code. The earnings of the Account are taxed as part of the operations of Pruco Life. No charge is currently being made to the Account for company federal income taxes. Pruco Life will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any company federal income taxes that would be attributable to the Account. Under current law, Pruco Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life that are attributable to the Account may result in a corresponding charge against the Account.


In several instances Pruco Life uses the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life is now charging. However, if circumstances change, Pruco Life reserves the right to increase each current charge, up to but to no more than the maximum charge, without giving any advance notice.

The Contract owner may specify the investment option[s] from which the monthly deductions are made. If the amount held in a designated investment option is insufficient or if no selection is made by the owner, the monthly charges will be deducted based on the portions of the Contract fund invested in each of the selected investment option[s].

REFUNDS OF SALES CHARGES


If the Contract is not in default, Pruco Life will, upon full surrender of the Contract within the first 3 Contract years, return any sales charges deducted from premiums paid within the 365 days prior to the date Pruco Life receives the surrender request at a Home Office.


Furthermore, Pruco Life's sales expenses may be reduced if a number of Contracts are purchased with aggregate first year premiums exceeding $5 million by an employer or by employees affiliated with a common employer. On a non-guaranteed basis, this may result in refunds of a portion of the sales load. Thus, currently, at the end of the first Contract year, Pruco Life intends to refund a portion of the sales load for such Contracts. It will do so by adding an amount equal to 3% of the aggregate first year premiums between $5 million to $10 million and 6% of the premiums in excess of $10 million, plus such interest thereon as Pruco Life in its discretion determines, to the Contract fund after the end of the first Contract year.

Any such refund will be generated only by that portion of the aggregate first year premiums over $5 million that 1) does not exceed the "7-pay" premium amount as defined under section 7702A of the Internal Revenue Code, and 2) is received within 11 months of the first Contract date for that employer. Each Contract's portion of the total refund will be proportional to that Contract's contribution to the total aggregate first year premiums eligible for the refund.


Beginning with Contracts sold on or after March 21, 1997, a portion of the sales load may be refunded on a non-guaranteed basis if aggregate premiums paid within the first 11 months of the Contract date, under all Contracts purchased by an employer or by employees affiliated with a common employer (a) exceed two times the "7-pay" premium amount, as defined under section 7702A of the Internal Revenue Code, and (b) exceed $5 million. Currently, at the end of the first Contract year, Pruco Life will refund, by adding to the Contract fund, an amount equal to 4% of the aggregate premiums paid within the first 11 months of the Contract date in excess of the 7-pay limit.


Additional non-guaranteed refunds of sales load may be made based on such factors as total aggregate premiums of a certain amount over a given period of time and the persistency of the Contracts.

REDUCTION OF CHARGES

In addition to the refund of sales charges noted above, Pruco Life reserves the right to reduce the sales charges and/or other charges on certain multiple life sales, where it is expected that the amount or nature of such multiple sales will result in savings of sales, administrative or other costs. Pruco Life determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors: (1) the number of individuals; (2) the total amount of premium payments expected to be received from these Contracts; (3) the nature of the association between these individuals, and the expected persistency of the individual Contracts; (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that costs will be reduced; and (5) any other circumstances which Pruco Life believes to be relevant in determining whether reduced costs will be expected. Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified by Pruco Life on a uniform basis. Pruco Life's reductions in charges for these Contracts will not be unfairly discriminatory to the interests of any Contract owners.

CASH SURRENDER VALUE

The Contract has a cash surrender value which the owner may obtain while the insured is living by surrendering the Contract. Surrendering the Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 14. Unlike traditional fixed-benefit life insurance, however, a Contract's cash surrender value is not known in advance because it varies daily with the investment performance of the selected investment option[s]. It also varies with the amount of invested premiums and the charges deducted from the Account. The cash surrender value equals the Contract fund plus any refund of sales charges due minus any Contract debt arising from any outstanding loan. The owner may withdraw part of the cash surrender value under certain conditions. See PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE, page 10 and TAX TREATMENT OF CONTRACT BENEFITS, page 14.

There is no minimum cash surrender value. If the Contract fund is insufficient to pay monthly charges, the Contract will lapse in 61 days unless a payment sufficient to keep the Contract in force is received. See LAPSE AND REINSTATEMENT, page 15.

The tables on pages T1 through T8 illustrate what the cash surrender values would be for representative Contracts, assuming certain uniform hypothetical investment results in the selected Series Fund portfolio[s].

DEATH BENEFIT

The Contracts provide a choice of either fixed or variable death benefit plans. Under the fixed death benefit plan, the death benefit on any date is equal to the greater of: (1) the current Contract face amount; and (2) the Contract fund before deduction of any monthly charges due on that date, plus a return of any sales charges due upon surrender, multiplied by the "attained age factor" (a list of applicable attained age factors is included in the Contract). Under the variable death benefit plan, the death benefit on any date is equal to the greater of: (1) the Contract face amount plus the Contract fund before deduction of any monthly charges due on that date (but not less than the Contract face amount); and (2) the Contract fund before deduction of any monthly charges, plus a return of any sales charges due upon surrender, multiplied by the attained age factor. Both death benefit plans assume that there is no Contract debt and that the Contract is not in default. Death benefit proceeds will be reduced to reflect any Contract debt. Under either plan, if the death benefit is determined by applying the attained age factor, Pruco Life reserves the right to refuse to accept further premium payments.

If the Contract is in default and the insured dies in the 61-day grace period, the death benefit less any overdue charges is payable. If the insured dies after the grace period, no death benefit is payable. See LAPSE AND REINSTATEMENT, page 15.

With Pruco Life's consent, a Contract owner may be able to increase or decrease the face amount of the Contract. Such action, however, may cause the Contract to be treated as a Modified Endowment Contract and may have tax consequences. See INCREASES IN FACE AMOUNT, page 11, DECREASES IN FACE AMOUNT, page 11, and TAX TREATMENT OF CONTRACT BENEFITS, page 14.

PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE

Contract owners may make withdrawals from the Contract fund. Such withdrawals may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 14. A Contract owner may make up to four withdrawals per year, subject to certain requirements. The amount withdrawn must be at least $2,000 for Contracts with a fixed death benefit and $500 for Contracts with a variable death benefit, and there is an administrative processing fee of up to $15. A Contract owner may not designate the investment option[s] from which a withdrawal is to be taken. The amount withdrawn plus the administrative processing fee of up to $15 will be taken proportionately from the Contract fund based on the portion of the total Contract fund in a particular investment option. An amount withdrawn may not be repaid except as a premium subject to the applicable charges. All requests for withdrawals must be made in writing. Upon request, Pruco Life will tell a Contract owner how much may be withdrawn. Whenever a withdrawal is made, the face amount may be reduced in order to prevent the net amount at risk from increasing.

No partial withdrawal will be permitted if it would result in a new current face amount of less than $100,000 under an underwritten Contract or less than $50,000 under a guaranteed issue Contract. It is important to note, however, that if the face amount is decreased at any time during the first 7 Contract years, there is a danger that the Contract might be classified as a Modified Endowment Contract. Before making any withdrawal which causes a decrease in face amount, a Contract owner should consult with his or her tax advisor and Pruco Life representative. See TAX TREATMENT OF CONTRACT BENEFITS, page 14. Contract owners who make a partial withdrawal will be sent replacement Contract pages showing the new face amount. A withdrawal may affect target premiums and monthly deductions.

INCREASES IN FACE AMOUNT

A Contract owner may elect to increase the face amount[s] of the Contract no earlier than the first Contract anniversary. The following conditions must be met: (1) the owner must ask for the increase in writing on an appropriate form;
(2) the amount of the increase in face amount must be at least $25,000; (3) if more than one face amount is shown in the Contract, each must be increased by the same amount unless Pruco Life consents otherwise; (4) the insured must supply evidence of insurability for the increase that is satisfactory to Pruco Life; (5) if Pruco Life requests, the owner must send in the Contract to be suitably endorsed; (6) the Contract must not be in default on the date the increase takes effect; (7) if Pruco Life has, between the Contract date and the date that any requested increase in face amount will take effect, changed any of the bases on which benefits and charges are calculated under newly issued Contracts, Pruco Life has the right to deny the increase; (8) the owner must make any required payment at the time of the increase; and (9) Pruco Life has the right to deny more than one increase in a Contract year.

Increases in a Contract's face amount may also affect whether the Contract is a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.

Pruco Life will supply the Contract owner with pages which show the increased face amount[s], the effective date of the increase, and the recomputed charges. If the insured is not living on the effective date of the increase, the increase will not take effect.

DECREASES IN FACE AMOUNT


Pruco Life may permit a Contract owner to decrease the Contract's face amount[s] without withdrawing a portion of the Contract fund. This can be done to reduce monthly charges. There is an administrative processing charge of up to $15 for each decrease. Decreases in face amount may be combined with cash withdrawals.


A Contract owner may elect to decrease the Contract's face amount[s] no earlier than the first Contract anniversary. The following conditions must be met: (1) the owner must ask for the decrease in writing on an appropriate form; (2) the amount of the decrease in face amount must be at least $10,000; (3) if more than one face amount is shown in the Contract, each must be decreased by the same amount unless Pruco Life consents otherwise; and (4) if Pruco Life requests, the owner must send in the Contract to be suitably endorsed. Pruco Life reserves the right to refuse to reduce the Contract's face amount[s] to the extent that this would cause the Contract to fail to qualify as "life insurance" for purposes of section 7702 of the Internal Revenue Code.

Pruco Life will supply the Contract owner with pages which show the decreased face amount[s], the effective date of the decrease, and the recomputed charges. If the insured is not living on the effective date of the decrease, the decrease will not take effect.

Contract owners should carefully consider the tax consequences before requesting a decrease in face amount; if a decrease is effected, especially during the first 7 Contract years, the Contract may become a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.

ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS, AND ACCUMULATED
PREMIUMS

The following eight tables have been prepared to show how certain values under a Contract change with investment performance of the Account over an extended period of time. The tables assume that there is no Contract debt. The tables illustrate how cash surrender values and death benefits of a Contract issued on an insured of a given age would vary over time if the return on assets in the selected Series Fund portfolios were a uniform, after-tax, annual rate of 0%, 6%, and 12%. The first four tables assume certain target premiums were paid annually for all years, and the remaining tables assume payment of certain higher annual premiums (the 7-pay premiums, i.e., the maximum annual premiums that may be paid in the first 7 years without the Contract becoming a Modified Endowment Contract under federal tax law) for 7 years. The death benefits and cash surrender values would be different from those shown if the returns averaged 0%, 6%,and 12% but fluctuated over and under those averages throughout the years. The tables also show the values of the premiums accumulated at 4% interest.


The tables reflect the fact that the net return on the assets held in the subaccounts is lower than the gross after-tax return of the Series Fund's portfolios. This is because these tables assume an investment management fee and other estimated Series Fund expenses totaling 0.53%. The 0.53% figure is based on an average of the current management fees and expenses of the available fifteen portfolios, taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses of the portfolios associated with a Contract may be more or less than 0.53%, will vary from year to year, and will depend on how the Contract fund is allocated.


The tables also reflect the daily charge to the Account for assuming mortality and expense risks, the monthly administrative charge, and the monthly mortality charge. As their headings indicate, the following tables alternate between tables reflecting Pruco Life's current charges and tables reflecting the deduction of the maximum contractual charges. They reflect the refund of the prior year's sales charges applicable to surrenders in the first 3 Contract years, but no other refunds of sales charges such as that based on aggregate first year premiums in excess of $5 million. All tables assume a charge of 3.25% for taxes attributable to premiums and reflect the fact that no charges against the Account are currently made for other federal, state or local taxes attributable to the Contract. The tables relate to regularly underwritten contracts on preferred risk insureds.

Upon request, Pruco Life will furnish a comparable illustration based on a proposed Contract's specific circumstances.

                                  ILLUSTRATIONS
                                  -------------
                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
            ASSUME PAYMENT OF $1,447.03 ANNUAL PREMIUMS FOR ALL YEARS
                              USING CURRENT CHARGES

                                              DEATH BENEFIT (1)                              CASH SURRENDER VALUE (1)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-1.13% NET)     (4.87% NET)    (10.87% NET)       (-1.13% NET)     (4.87% NET)    (10.87% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  1,505          $100,000        $100,000      $  100,000            $ 1,188        $  1,260      $    1,331
     2           $  3,070          $100,000        $100,000      $  100,000            $ 2,262        $  2,476      $    2,699
     3           $  4,698          $100,000        $100,000      $  100,000            $ 3,351        $  3,780      $    4,246
     4           $  6,391          $100,000        $100,000      $  100,000            $ 4,354        $  5,075      $    5,887
     5           $  8,151          $100,000        $100,000      $  100,000            $ 5,411        $  6,502      $    7,781
     6           $  9,982          $100,000        $100,000      $  100,000            $ 6,452        $  7,996      $    9,880
     7           $ 11,886          $100,000        $100,000      $  100,000            $ 7,480        $  9,561      $   12,205
     8           $ 13,867          $100,000        $100,000      $  100,000            $ 8,493        $ 11,200      $   14,783
     9           $ 15,926          $100,000        $100,000      $  100,000            $ 9,493        $ 12,919      $   17,641
    10           $ 18,068          $100,000        $100,000      $  100,000            $10,476        $ 14,716      $   20,807
    15           $ 30,134          $100,000        $100,000      $  109,841            $15,139        $ 25,042      $   42,604
    20           $ 44,813          $100,000        $100,000      $  173,753            $19,244        $ 37,931      $   78,552
    25           $ 62,673          $100,000        $105,446      $  267,925            $23,018        $ 55,011      $  139,776
30 (AGE 65)      $ 84,403          $100,000        $128,972      $  406,916            $25,843        $ 76,696      $  241,983
    35           $110,840          $100,000        $155,726      $  617,246            $27,269        $103,969      $  412,096
    40           $143,005          $100,000        $186,630      $  938,160            $25,693        $137,528      $  691,333
    45           $182,138          $100,000(2)     $223,705      $1,437,059            $18,505(2)     $178,396      $1,145,999

(1)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(2) BASED ON A GROSS RETURN OF 0%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 50, UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                       T1

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
            ASSUME PAYMENT OF $1,447.03 ANNUAL PREMIUMS FOR ALL YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                              DEATH BENEFIT (1)                              CASH SURRENDER VALUE (1)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-1.43% NET)     (4.57% NET)    (10.57% NET)       (-1.43% NET)     (4.57% NET)    (10.57% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------

     1           $  1,505          $100,000        $100,000        $100,000            $ 1,115         $ 1,184        $  1,252
     2           $  3,070          $100,000        $100,000        $100,000            $ 2,097         $ 2,297        $  2,506
     3           $  4,698          $100,000        $100,000        $100,000            $ 3,055         $ 3,452        $  3,883
     4           $  6,391          $100,000        $100,000        $100,000            $ 3,877         $ 4,537        $  5,284
     5           $  8,151          $100,000        $100,000        $100,000            $ 4,786         $ 5,778        $  6,945
     6           $  9,982          $100,000        $100,000        $100,000            $ 5,668         $ 7,063        $  8,770
     7           $ 11,886          $100,000        $100,000        $100,000            $ 6,523         $ 8,392        $ 10,776
     8           $ 13,867          $100,000        $100,000        $100,000            $ 7,350         $ 9,768        $ 12,982
     9           $ 15,926          $100,000        $100,000        $100,000            $ 8,149         $11,192        $ 15,409
    10           $ 18,068          $100,000        $100,000        $100,000            $ 8,918         $12,665        $ 18,080
    15           $ 30,134          $100,000        $100,000        $100,000            $12,262         $20,799        $ 36,130
    20           $ 44,813          $100,000        $100,000        $144,060            $14,536         $30,287        $ 65,128
    25           $ 62,673          $100,000        $100,000        $210,826            $15,137         $41,151        $109,987
30 (AGE 65)      $ 84,403          $100,000        $100,000        $299,652            $13,024         $53,536        $178,196
    35           $110,840          $100,000        $101,620        $419,035            $ 5,979         $67,845        $279,763
    40           $143,005          $      0(2)     $113,372        $580,777            $     0(2)      $83,544        $427,977
    45           $182,138          $      0        $124,977        $801,729            $     0         $99,664        $639,348

(1)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(2) BASED ON A GROSS RETURN OF 0%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 38, UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T2

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $3,670.28 ANNUAL PREMIUMS FOR ALL YEARS
                              USING CURRENT CHARGES

                                              DEATH BENEFIT (1)                              CASH SURRENDER VALUE (1)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-1.13% NET)     (4.87% NET)    (10.87% NET)       (-1.13% NET)     (4.87% NET)    (10.87% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------

     1           $  3,817          $100,000        $100,000        $100,000            $ 3,085        $  3,270        $  3,454
     2           $  7,787          $100,000        $100,000        $100,000            $ 5,867        $  6,420        $  6,996
     3           $ 11,915          $100,000        $100,000        $100,000            $ 8,668        $  9,780        $ 10,985
     4           $ 16,209          $100,000        $100,000        $100,000            $11,239        $ 13,109        $ 15,217
     5           $ 20,675          $100,000        $100,000        $100,000            $13,934        $ 16,769        $ 20,096
     6           $ 25,319          $100,000        $100,000        $100,000            $16,575        $ 20,593        $ 25,502
     7           $ 30,149          $100,000        $100,000        $100,000            $19,161        $ 24,590        $ 31,500
     8           $ 35,172          $100,000        $100,000        $100,000            $21,716        $ 28,794        $ 38,185
     9           $ 40,395          $100,000        $100,000        $100,000            $24,240        $ 33,220        $ 45,644
10 (AGE 65)      $ 45,828          $100,000        $100,000        $100,000            $26,737        $ 37,887        $ 53,978
    15           $ 76,432          $100,000        $100,000        $166,912            $38,591        $ 65,278        $111,437
    20           $113,666          $100,000        $135,469        $278,475            $48,597        $ 99,828        $205,209
    25           $158,966          $100,000(2)     $179,744        $452,214            $56,433(2)     $143,339        $360,623

(1)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(2) BASED ON A GROSS RETURN OF 0%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 44, UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T3

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $3,670.28 ANNUAL PREMIUMS FOR ALL YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                              DEATH BENEFIT (1)                              CASH SURRENDER VALUE (1)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-1.43% NET)     (4.57% NET)    (10.57% NET)       (-1.43% NET)     (4.57% NET)    (10.57% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------

     1           $  3,817          $100,000        $100,000        $100,000            $ 2,616         $ 2,784        $  2,952
     2           $  7,787          $100,000        $100,000        $100,000            $ 4,854         $ 5,337        $  5,842
     3           $ 11,915          $100,000        $100,000        $100,000            $ 6,998         $ 7,948        $  8,981
     4           $ 16,209          $100,000        $100,000        $100,000            $ 8,760         $10,331        $ 12,110
     5           $ 20,675          $100,000        $100,000        $100,000            $10,700         $13,051        $ 15,826
     6           $ 25,319          $100,000        $100,000        $100,000            $12,529         $15,822        $ 19,879
     7           $ 30,149          $100,000        $100,000        $100,000            $14,239         $18,644        $ 24,307
     8           $ 35,172          $100,000        $100,000        $100,000            $15,817         $21,510        $ 29,155
     9           $ 40,395          $100,000        $100,000        $100,000            $17,252         $24,417        $ 34,476
10 (AGE 65)      $ 45,828          $100,000        $100,000        $100,000            $18,530         $27,362        $ 40,336
    15           $ 76,432          $100,000        $100,000        $120,728            $22,195         $42,784        $ 80,602
    20           $113,666          $100,000        $100,000        $191,956            $18,895         $59,831        $141,453
    25           $158,966          $100,000(2)     $101,666        $287,095            $ 1,073(2)      $81,074        $228,947


(1)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(2) BASED ON A GROSS RETURN OF 0%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 26, UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T4

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
            ASSUME PAYMENT OF $3,897 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                              DEATH BENEFIT (1)                              CASH SURRENDER VALUE (1)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-1.13% NET)     (4.87% NET)    (10.87% NET)       (-1.13% NET)     (4.87% NET)    (10.87% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  4,053          $100,000        $100,000      $  100,000            $ 3,536        $  3,740      $    3,944
     2           $  8,268          $100,000        $100,000      $  100,000            $ 6,769        $  7,388      $    8,032
     3           $ 12,651          $100,000        $100,000      $  100,000            $10,041        $ 11,295      $   12,651
     4           $ 17,210          $100,000        $100,000      $  100,000            $13,088        $ 15,204      $   17,585
     5           $ 21,952          $100,000        $100,000      $  100,000            $16,285        $ 19,502      $   23,266
     6           $ 26,883          $100,000        $100,000      $  102,007            $19,446        $ 24,010      $   29,568
     7           $ 32,011          $100,000        $100,000      $  121,948            $22,573        $ 28,741      $   36,537
     8           $ 33,291          $100,000        $100,000      $  130,103            $22,121        $ 29,946      $   40,285
     9           $ 34,623          $100,000        $100,000      $  138,867            $21,670        $ 31,210      $   44,430
    10           $ 36,008          $100,000        $100,000      $  148,273            $21,217        $ 32,530      $   49,012
    15           $ 43,809          $100,000        $103,390      $  206,896            $18,921        $ 40,102      $   80,248
    20           $ 53,300          $100,000        $109,371      $  290,826            $16,392        $ 49,445      $  131,479
    25           $ 64,848          $100,000        $118,886      $  419,961            $13,643        $ 62,023      $  219,092
30 (AGE 65)      $ 78,898          $100,000        $130,999      $  614,360            $ 9,816        $ 77,902      $  365,345
    35           $ 95,991          $100,000        $146,545      $  911,776            $ 4,094        $ 97,839      $  608,735
    40           $116,788          $      0(2)     $165,852      $1,368,030            $     0(2)     $122,217      $1,008,106
    45           $142,090          $      0        $190,269      $2,079,360            $     0        $151,732      $1,658,208

(1)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(2) BASED ON A GROSS RETURN OF 0%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 38, UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T5

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 35
            ASSUME PAYMENT OF $3,897 ANNUAL PREMIUMS FOR SEVEN YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                              DEATH BENEFIT (1)                              CASH SURRENDER VALUE (1)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-1.43% NET)     (4.57% NET)    (10.57% NET)       (-1.43% NET)     (4.57% NET)    (10.57% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  4,053          $100,000        $100,000      $  100,000            $ 3,458         $ 3,658        $  3,857
     2           $  8,268          $100,000        $100,000      $  100,000            $ 6,566         $ 7,164        $  7,787
     3           $ 12,651          $100,000        $100,000      $  100,000            $ 9,625         $10,827        $ 12,129
     4           $ 17,210          $100,000        $100,000      $  100,000            $12,333         $14,352        $ 16,626
     5           $ 21,952          $100,000        $100,000      $  100,000            $15,294         $18,350        $ 21,931
     6           $ 26,883          $100,000        $100,000      $  100,000            $18,205         $22,526        $ 27,796
     7           $ 32,011          $100,000        $100,000      $  114,333            $21,067         $26,889        $ 34,255
     8           $ 33,291          $100,000        $100,000      $  121,230            $20,455         $27,815        $ 37,538
     9           $ 34,623          $100,000        $100,000      $  128,575            $19,833         $28,771        $ 41,137
    10           $ 36,008          $100,000        $100,000      $  136,392            $19,200         $29,756        $ 45,084
    15           $ 43,809          $100,000        $100,000      $  183,696            $15,787         $35,141        $ 71,250
    20           $ 53,300          $100,000        $100,000      $  248,205            $11,636         $41,265        $112,211
    25           $ 64,848          $100,000        $100,000      $  336,061            $ 5,941         $47,968        $175,322
30 (AGE 65)      $ 78,898          $      0(2)     $100,000      $  455,695            $     0(2)      $55,011        $270,990
    35           $ 95,991          $      0        $100,000      $  618,717            $     0         $61,943        $413,078
    40           $116,788          $      0        $100,000      $  841,384            $     0         $68,126        $620,019
    45           $142,090          $      0        $100,000(2)   $1,146,981            $     0         $72,274(2)     $914,673

(1)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(2) BASED ON A GROSS RETURN OF 0%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 29, UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE. BASED ON A GROSS RETURN OF 6%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 59 UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                       T6

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $7,633 ANNUAL PREMIUMS FOR SEVEN YEARS
                              USING CURRENT CHARGES

                                              DEATH BENEFIT (1)                              CASH SURRENDER VALUE (1)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-1.13% NET)     (4.87% NET)    (10.87% NET)       (-1.13% NET)     (4.87% NET)    (10.87% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  7,938          $100,000        $100,000        $100,000            $ 6,892        $  7,291        $  7,690
     2           $ 16,194          $100,000        $100,000        $100,000            $13,188        $ 14,399        $ 15,660
     3           $ 24,780          $100,000        $100,000        $100,000            $19,560        $ 22,016        $ 24,672
     4           $ 33,710          $100,000        $100,000        $100,000            $25,496        $ 29,648        $ 34,320
     5           $ 42,997          $100,000        $100,000        $100,000            $31,738        $ 38,062        $ 45,468
     6           $ 52,655          $100,000        $100,000        $107,930            $37,923        $ 46,920        $ 57,865
     7           $ 62,699          $100,000        $102,140        $129,942            $44,057        $ 56,248        $ 71,559
     8           $ 65,207          $100,000        $103,796        $139,659            $43,170        $ 58,680        $ 78,954
     9           $ 67,815          $100,000        $105,576        $150,247            $42,273        $ 61,235        $ 87,144
10 (AGE 65)      $ 70,528          $100,000        $107,489        $161,800            $41,367        $ 63,921        $ 96,218
    15           $ 85,808          $100,000        $118,825        $236,898            $36,333        $ 79,332        $158,162
    20           $104,399          $100,000        $133,079        $351,481            $28,908        $ 98,066        $259,008
    25           $127,017          $100,000(2)     $152,818        $534,637            $15,495(2)     $121,867        $426,352

(1) ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(2) BASED ON A GROSS RETURN OF 0%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 29, UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                       T7

                  PRUSELECT II VARIABLE LIFE INSURANCE CONTRACT
             FIXED DEATH BENEFIT PLAN - MALE PREFERRED ISSUE AGE 55
            ASSUME PAYMENT OF $7,633 ANNUAL PREMIUMS FOR SEVEN YEARS
                        USING MAXIMUM CONTRACTUAL CHARGES

                                              DEATH BENEFIT (1)                              CASH SURRENDER VALUE (1)
                                ----------------------------------------------     ----------------------------------------------
                                     ASSUMING HYPOTHETICAL GROSS (AND NET)              ASSUMING HYPOTHETICAL GROSS (AND NET)
                PREMIUMS                 ANNUAL INVESTMENT RETURN OF                       ANNUAL INVESTMENT RETURN OF
   END OF     ACCUMULATED       ----------------------------------------------     ----------------------------------------------
   POLICY    AT 4% INTEREST         0% GROSS       6% GROSS        12% GROSS           0% GROSS       6% GROSS        12% GROSS
    YEAR        PER YEAR         (-1.43% NET)     (4.57% NET)    (10.57% NET)       (-1.43% NET)     (4.57% NET)    (10.57% NET)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  7,938          $100,000        $100,000        $100,000            $ 6,428         $ 6,809        $  7,191
     2           $ 16,194          $100,000        $100,000        $100,000            $12,156         $13,290        $ 14,472
     3           $ 24,780          $100,000        $100,000        $100,000            $17,780         $20,055        $ 22,521
     4           $ 33,710          $100,000        $100,000        $100,000            $22,714         $26,535        $ 30,846
     5           $ 42,997          $100,000        $100,000        $100,000            $28,140         $33,933        $ 40,740
     6           $ 52,655          $100,000        $100,000        $100,000            $33,472         $41,688        $ 51,745
     7           $ 62,699          $100,000        $100,000        $115,908            $38,715         $49,834        $ 63,830
     8           $ 65,207          $100,000        $100,000        $123,063            $37,066         $51,189        $ 69,572
     9           $ 67,815          $100,000        $100,000        $130,677            $35,301         $52,539        $ 75,793
10 (AGE 65)      $ 70,528          $100,000        $100,000        $138,781            $33,398         $53,880        $ 82,529
    15           $ 85,808          $100,000        $100,000        $187,804            $20,990         $60,322        $125,385
    20           $104,399          $      0(2)     $100,000        $254,830            $     0(2)      $65,583        $187,785
    25           $127,017          $      0        $100,000(2)     $346,871            $     0         $67,649(2)     $276,616

(1)  ASSUMES NO CONTRACT LOAN HAS BEEN MADE.

(2) BASED ON A GROSS RETURN OF 0%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 20, UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE. BASED ON A GROSS RETURN OF 6%, THE CONTRACT WOULD GO INTO DEFAULT IN POLICY YEAR 37 UNLESS AN ADDITIONAL PREMIUM PAYMENT WAS MADE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING INTEREST RATES, AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY PRUCO LIFE OR THE SERIES FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                       T8

CONTRACT LOANS

The Contract owner may borrow from Pruco Life up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value of a Contract is equal to 90% of the Contract fund if the Contract is not in default. The minimum amount that may be borrowed at any one time is $500 unless the loan is used to pay premiums on a life insurance policy issued by Pruco Life or its affiliates.


The Contract provides a choice of fixed or variable loan interest rates. Under the fixed loan interest rate provision, interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Under the variable loan interest rate provision, interest charged on any loan will accrue daily at an annual rate Pruco Life determines at the start of each Contract year (instead of at the fixed 5.5% rate). The interest rate will not exceed any rate required by state law and will not exceed the greater of 5% and the "Published Monthly Average" for the calendar month ending 2 months before the calendar month of the Contract anniversary. The "Published Monthly Average" means Moody's Corporate Bond Yield Average-Monthly Average Corporates, as published by Moody's Investors Service, Inc. or any successor to that service, or if that average is no longer published, a substantially similar average established by the insurance regulator where the Contract is issued. For example, the Published Monthly Average in 1996 ranged from 7.10% to 8.00%.


Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The term "Contract debt" means the amount of all outstanding loans plus any interest accrued but not yet due. If at any time the Contract debt exceeds the Contract fund, Pruco Life will notify the Contract owner of its intent to terminate the Contract in 61 days, within which time the owner may provide funds sufficient to keep the Contract in force. If the Contract owner fails to keep the Contract in force, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS -- Pre-Death Distributions, page 14, and LAPSE AND REINSTATEMENT, page 15.

When a loan is made, an amount equal to the loan proceeds will be transferred out of the applicable subaccount[s]. The reduction will generally be made in the same proportions as the value in each subaccount bears to the total value of the Contract. While a fixed-rate loan is outstanding, the amount that was so transferred will continue to be treated as part of the Contract fund but it will be credited with the assumed effective annual rate of return of 4% rather than with the actual rate of return of the applicable investment option[s]. While a loan made pursuant to the variable loan interest rate provision is outstanding, the amount that was so transferred is credited with an effective annual rate of 4% or an effective annual rate that is 1% less than the loan interest rate for the Contract year, whichever is greater. If a loan remains outstanding at a time when Pruco Life fixes a new rate, the new interest rate will apply.

Should the death benefit become payable while a loan is outstanding, or should the Contract be surrendered, any Contract debt will be deducted from the proceeds otherwise payable.


A loan will have a permanent effect on a Contract's cash surrender value and may have a permanent effect on the death benefit because the investment results of the selected investment option[s] will apply only to the amount remaining in those investment options. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, Contract values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. Loan repayments are allocated to the available investment options proportionately based on their balances at the time of the loan repayment.


The tax treatment of Contract loans depends on whether the Contract is classified as a Modified Endowment Contract for federal tax purposes. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.

WHEN PROCEEDS ARE PAID


Pruco Life will generally pay any death benefit, cash surrender value, withdrawal or loan proceeds within 7 days after receipt at a Home Office of all the documents required of such a payment. Other than the death benefit, which is determined as of the date of death, the amount will be determined as of the end of the valuation period in which the necessary documents are received at a Home Office. However, Pruco Life may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.

TAX TREATMENT OF CONTRACT BENEFITS

Each prospective purchaser is urged to consult a qualified tax advisor. The following discussion is not intended as tax advice, and it is not a complete statement of what the effect of federal income taxes will be under all circumstances. Rather, it provides information about how Pruco Life believes the tax laws apply in the most commonly occurring circumstances. There is no guarantee, however, that the current federal income tax laws and regulations or interpretations will not change.

Treatment as Life Insurance. Under current law, the Contract will be treated as "life insurance," as long as it satisfies certain definitional tests set forth in section 7702 of the Internal Revenue Code (the "Code") and as long as the underlying investments for the Contract satisfy diversification requirements under section 817(h) of the Code. (For further detail on diversification requirements, see DIVIDENDS, DISTRIBUTIONS, AND TAXES in the attached prospectus for the Series Fund.)


Pruco Life believes that it has taken adequate steps to cause the Contract to be treated as life insurance for tax purposes. This means that: (1) except as noted below, the Contract owner should not be taxed on any part of the Contract fund, including additions attributable to interest, dividends or appreciation until amounts are distributed under the Contract; and (2) the death benefit should be excludible from the gross income of the beneficiary under section 101(a) of the Code.


However, section 7702 of the Code which defines life insurance for tax purposes gives the Secretary of the Treasury authority to prescribe regulations to carry out the purposes of the section. In this regard, proposed regulations governing mortality charges were issued under section 7702 in 1991 but have not yet been finalized. The mortality charges for substandard risks under the Contract do not comply with the proposed regulations. Consequently, if such regulations are finalized in their current form, the Contract insuring a substandard risk may not qualify as life insurance for federal tax purposes or may be classified as a Modified Endowment Contract.

Additional regulations under section 7702 may be promulgated in the future. It is unclear whether such regulations will have any impact on the Contract. Moreover, in connection with the issuance of temporary regulations under section 817(h), the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Contract owners may direct their investments to particular divisions of a separate account. Such guidance will be included in regulations or rulings under section 817(d) relating to the definition of a variable contract.

Pruco Life intends to comply with final regulations issued under sections 7702 and 817, and therefore reserves the right to make such changes as it deems necessary to assure such compliance. Any such changes will apply uniformly to affected Contract owners and will be made only after advance written notice to Contract owners.

Pre-Death Distributions. The taxation of pre-death distributions depends on whether the Contract is classified as a Modified Endowment Contract. The following discussion first deals with distributions under Contracts not so classified, and then with Modified Endowment Contracts.

 1. A surrender or lapse of the Contract may have tax consequences. Upon surrender, the owner will not be taxed on the cash surrender value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior withdrawals. The amount of any unpaid Contract debt will, upon surrender, be added to the cash surrender value and treated, for this purpose, as if it had been received. Any loss incurred upon surrender may not be deductible. The tax consequences of a surrender may differ if the proceeds are received under any income payment settlement option.

     Extra premiums for optional benefits and riders generally do not count in computing total premiums paid, which in turn determines the extent to which withdrawals or surrenders might be taxed.

     A withdrawal generally is not taxable unless it exceeds total premiums paid to the date of withdrawal, less the untaxed portion of any prior withdrawals. However, under certain limited circumstances, in the first 15 Contract years all or a portion of a withdrawal may be taxable if the cash surrender value plus any unpaid Contract debt exceeds the total premiums paid less the untaxed portion of any prior withdrawals, even if total withdrawals do not exceed total premiums paid to date.

     Loans received under the Contract will ordinarily be treated as indebtedness of the owner and will not be considered to be distributions subject to tax.

 2. Some of the above rules are changed if the Contract is classified as a Modified Endowment Contract under section 7702A of the Code. This Contract could be classified as a Modified Endowment Contract under at least two circumstances: if aggregate premiums in excess of the sum of the annual "7-pay" premiums as defined by the Code are paid; or if a decrease in the face amount of insurance is made during the first 7

     Contract years. Moreover, the addition of a rider or increases in the face amount of insurance after the Contract date may have an impact on the Contract's status as a Modified Endowment Contract. Contract owners contemplating any of these steps should first consult a qualified tax advisor and their Pruco Life representative.

     If the Contract is classified as a Modified Endowment Contract, then pre-death distributions, including loans, withdrawals and surrenders are includible in income to the extent that the Contract's cash surrender value plus any unpaid contract debt exceeds the gross premiums paid for the Contract increased by the amount of any loans previously includible in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. These rules may also apply to pre-death distributions, including loans, made during the 2 year period prior to the Contract becoming a Modified Endowment Contract.

     In addition, pre-death distributions from such Contracts (including full surrenders) will be subject to a penalty of 10 per cent of the amount includible in income unless the amount is distributed on or after age 59 1/2, on account of the taxpayer's disability or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by non-natural persons such as corporations. For example, it is unclear whether the age of the insured controls.

     Under certain circumstances, the Code requires two or more Modified Endowment Contracts issued during a calendar year period to be treated as a single contract for purposes of applying the above rules.

WITHHOLDING

The taxable portion of any amounts received under the Contract will be subject to withholding to meet federal income tax obligations if the Contract owner fails to elect that no taxes be withheld or in certain other circumstances. Contract owners who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. All recipients of such amounts may be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.

OTHER TAX CONSIDERATIONS

Transfer of the Contract to a new owner, assignment of the Contract, or change of insureds under the Contract may have tax consequences depending on the circumstances. In the case of a transfer of the Contract for a valuable consideration, the death benefit may be subject to federal income taxes under section 101(a)(2) of the Code. In addition, a transfer of the Contract to or the designation of a beneficiary who is either 371/2 years younger than the Contract owner or a grandchild of the Contract owner may have Generation Skipping Transfer tax consequences under section 2601 of the Code.

In certain circumstances, deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied under section 163 of the Code or under section 264 of the Code. Contract owners should consult a tax advisor regarding the application of these provisions to their circumstances.


Business-owned life insurance is subject to additional rules. Section 264(a)(1) of the Code generally precludes business Contract owners from deducting premium payments. The recently enacted Health Insurance Portability and Accountability Act of 1996 generally disallows tax deductions for interest on Contract debt on a business-owned insurance policy effective (with certain transitional rules) for interest paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on such loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The Code also imposes an indirect tax upon additions to the Contract fund or the receipt of death benefits under business-owned life insurance policies under certain circumstances by way of the corporate alternative minimum tax.


The individual situation of each Contract owner or beneficiary will determine the federal estate taxes and the state and local estate, inheritance, and other taxes due if the owner or insured dies.



LAPSE AND REINSTATEMENT

If the Contract fund on any Monthly date has decreased to zero or less, or if a Contract's debt should exceed its Contract fund, the Contract fund will go into default.


Should this happen, Pruco Life will send the Contract owner a notice of default setting forth the payment necessary to keep the Contract in force. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.

A Contract that has lapsed may be reinstated within 5 years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life requires renewed evidence of insurability, and submission of certain payments due under the Contract.

A Contract that has lapsed has no value and provides no benefits. Such a Contract may become a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS

The Contracts employ mortality tables that distinguish between males and females. Thus, benefits under Contracts issued on males and females of the same age will differ. The Contract is not available in those states that have adopted regulations prohibiting sex-distinct insurance rates. Moreover, the Contract may not be assigned if to do so would violate regulations or laws relating to sex-distinct insurance rates.

EXCHANGE RIGHT AVAILABLE IN SOME STATES

In some states the owner may have the right within the first 2 Contract years after a Contract is issued, so long as the Contract is not in default, to exchange the Contract for a Life Paid Up at Age 85 plan on the insured's life issued by The Prudential Insurance Company of America. This is a general account policy with guaranteed minimum values. No evidence of insurability will be required to make an exchange. The new policy will have the same issue date and risk classification for the insured as the original Contract. The exchange may be subject to an equitable adjustment in premiums and values, and a payment may be required. Before effecting such an exchange, an owner may wish to obtain tax advice.

REDUCED PAID-UP INSURANCE OPTION AVAILABLE IN SOME STATES

In some states, Contract owners will have the right to take the cash surrender value and use it to acquire fixed reduced paid-up insurance, which provides insurance coverage for the lifetime of the insured. The insurance amount depends on the cash surrender value and the age, sex, and rating class of the insured. Fixed reduced paid-up insurance has a cash surrender value and a loan value. Acquisition of reduced paid-up insurance within the first 7 Contract years may result in the Contract becoming a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.

OTHER GENERAL CONTRACT PROVISIONS

BENEFICIARY. The beneficiary is designated and named in the application by the Contract owner. Thereafter, the owner may change the beneficiary, provided it is in accordance with the terms of the Contract.

INCONTESTABILITY. After the Contract has been in force during the insured's lifetime for 2 years from the Contract date or, with respect to any change in the Contract that requires Pruco Life's approval and could increase its liability, after the change has been in effect during the insured's lifetime for 2 years from the effective date of the change, Pruco Life will not contest its liability under the Contract in accordance with its terms.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex (except where unisex rates apply) or both are incorrect in the Contract, Pruco Life will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SUICIDE EXCLUSION. Generally, if the insured, whether sane or insane, dies by suicide within 2 years from the Contract date, Pruco Life will pay no more under the Contract than the sum of the premiums paid.

If the insured, whether sane or insane, dies by suicide within 2 years from the effective date of an increase in the face amount of insurance that was requested after issue and required Company approval, Pruco Life will pay, with respect to the amount of the increase, no more than the sum of the monthly charges attributable to the increase.

ASSIGNMENT. This Contract may not be assigned if such assignment would violate any federal, state or local law or regulation. Generally, the Contract may not be assigned to another insurance company or to an employee benefit plan without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment, and it will not be obligated to comply with any assignment unless it has received a copy at one of its Home offices.

SETTLEMENT OPTIONS. The Contract grants to most owners, or to the beneficiary, a wide variety of optional ways of receiving Contract proceeds, other than in a lump sum. Any Pruco Life representative authorized to sell this Contract can explain these options upon request.

VOTING RIGHTS

As stated above, all of the assets held in the subaccounts of the Account will be invested in shares of the corresponding portfolios of the Series Fund. Pruco Life is the legal owner of those shares and as such has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Pruco Life will, as required by law, vote the shares of the Series Fund at any regular and special shareholders meetings it is required to hold in accordance with voting instructions received from Contract owners. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life will be voted in the same proportion as shares in the respective portfolios for which instructions are received. Should the applicable federal securities laws or regulations, or their current interpretation, change so as to permit Pruco Life to vote shares of the Series Fund in its own right, it may elect to do so.

Matters on which Contract owners may give voting instructions include the following: (1) election of the Board of Directors of the Series Fund; (2) ratification of the independent accountant of the Series Fund; (3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s]; (4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and (5) any other matter requiring a vote of the shareholders of the Series Fund. With respect to approval of the investment advisory agreement or any change in a portfolio's fundamental investment policy, Contract owners participating in such portfolios will vote separately on the matter, pursuant to the requirements of Rule 18f-2 under the 1940 Act.

The number of Series Fund shares for which instructions may be given by a Contract owner is determined by dividing the portion of the value of the Contract derived from participation in a subaccount, by the value of one share in the corresponding portfolio of the Series Fund. The number of votes for which each Contract owner may give Pruco Life instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Pruco Life will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Series Fund's portfolios, or to approve or disapprove an investment advisory contract for the Series Fund. In addition, Pruco Life itself may disregard voting instructions that would require changes in the investment policy or investment advisor of one or more of the Series Fund's portfolios, provided that Pruco Life reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.

SUBSTITUTION OF SERIES FUND SHARES

Although Pruco Life believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes or the unavailability of shares for investment. In that event, Pruco Life may seek to substitute the shares of another portfolio or of an entirely different mutual fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required. Contract owners will be notified of such substitution.

REPORTS TO CONTRACT OWNERS

Once each Contract year (except where the Contract is in force as fixed reduced paid-up insurance), Contract owners will be sent statements that provide certain information pertinent to their own Contract. These statements detail values and transactions made and specific Contract data that apply only to each particular Contract. On request, a Contract owner will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

Contract owners will also be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in each.

SALE OF THE CONTRACT AND SALES COMMISSIONS


Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 213 Washington Street, Newark, New Jersey 07102-2992. The Contract is sold by registered representatives of Prusec who are also authorized by state insurance departments to do so. The Contract may also be sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. The maximum commission that will be paid to the representative is 14 1/2% of premiums received in the first year up to certain limits. Additional first year premiums and premiums in later years may generate up to 4% commission. Moreover, trail commissions of up to 0.2% of the Contract fund as of the Contract's anniversary may be paid. The representative may be required to return all or part of the first year commission if the Contract is not continued through the second year. Representatives who meet certain productivity, profitability, and persistency standards with regard to the sale of the Contract may be eligible for additional compensation.


Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life's surplus which may include the amounts derived from the mortality and expense risk charge described in item 7 under CHARGES AND EXPENSES, page 7.

STATE REGULATION

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

EXPERTS


The financial statements included in this prospectus for year ended December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Price Waterhouse LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.

The financial statements included in this prospectus for years ended December 31, 1995 and December 31, 1994, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two Hilton Court, Parsippany, New Jersey 07054- 0319.


On March 12, 1996, Deloitte & Touche LLP was dismissed as the independent accountants of Pruco Life. There have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statements disclosure or auditing scope or procedure which, if not resolved to the satisfaction of the accountant, would have caused them to make a reference to the matter in their reports.


Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.

LITIGATION


Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.


ADDITIONAL INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

Further information may also be obtained from Pruco Life's office. The address and telephone number are set forth on the cover of this prospectus.

FINANCIAL STATEMENTS

The consolidated financial statements of Pruco Life and subsidiaries included herein should be distinguished from the financial statements of the Account, and should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past 5 years, are shown below.

                             DIRECTORS OF PRUCO LIFE

WILLIAM M. BETHKE, Director. -- President, Prudential Capital Markets Group since 1992.

IRA J. KLEINMAN, Director. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; 1993 to 1995:
President, Prudential Select; Prior to 1993: Senior Vice President of
Prudential.

MENDEL A. MELZER, Director. -- Chief Investment Officer, Mutual Funds and Annuities, Prudential Investments since 1996; 1995 to 1996: Chief Financial Officer of the Money Management Group of Prudential; 1993 to 1995: Senior Vice President and Chief Financial Officer of Prudential Preferred Financial Services; Prior to 1993: Managing Director, Prudential Investment Corporation.

ESTHER H. MILNES, President and Director. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; 1993 to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services; Prior to 1993: Vice President and Associate Actuary of Prudential.

I. EDWARD PRICE, Vice Chairman and Director. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; 1994 to 1995: Chief Executive Officer, Prudential International Insurance; 1993 to 1994: President, Prudential International Insurance; Prior to 1993: Senior Vice President and Company Actuary of Prudential.

KIYOFUMI SAKAGUCHI, Director. -- President, Prudential International Insurance Group since 1995; 1994 to 1995: Chairman and Chief Executive Officer, The Prudential Life Insurance Co., Ltd.; Prior to 1994: President and Chief Executive Officer, Asia Pacific Region-Prudential International Insurance, and President, The Prudential Life Insurance Co., Ltd.

WILLIAM F. YELVERTON, Chairman and Director. --Chief Executive Officer, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, New York Life Worldwide.

                         OFFICERS WHO ARE NOT DIRECTORS

SUSAN L. BLOUNT, Secretary.--Vice President and Secretary of Prudential since 1995; Prior to 1995: Assistant General Counsel for Prudential Residential Services Company.

C. EDWARD CHAPLIN, Treasurer. -- Vice President and Treasurer of Prudential since 1995; 1993 to 1995: Managing Director and Assistant Treasurer of Prudential; 1992 to 1993: Vice President and Assistant Treasurer, Banking and Cash Management for Prudential.

LINDA S. DOUGHERTY, Vice President, Comptroller and Chief Accounting Officer. -- Vice President and Comptroller, Prudential Individual Insurance Group since 1997; Prior to 1997: Vice President, Accounting, Prudential.

JAMES C. DROZANOWSKI, Senior Vice President. -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive Officer of Chase Manhattan Bank; 1993 to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank; Prior to 1993: Operations Executive, Global Securities Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, Chief Legal Officer. -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; 1994 to 1995: Associate General Counsel with Paine Webber; Prior to 1994: Assistant Director in the Division of Investment Management with the Securities and Exchange Commission.

FRANK P. MARINO, Senior Vice President. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

MARIO A. MOSSE, Senior Vice President. -- Vice President, Annuity Services, Prudential Investments since 1996; Prior to 1996: Vice President, Chase Manhattan Bank.

SHIRLEY H. SHAO, Senior Vice President and Chief Actuary. -- Vice President and Associate Actuary, Prudential.

KAREN L. SHAPIRO, Senior Vice President. -- Vice President, Prudential Individual Insurance Group since 1996; Vice President and Associate General Counsel, Prudential Securities Incorporated 1993 to 1996; Prior to 1993: Senior Associate with Shaw, Pittman, Potts and Trowbridge.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.

* SUBSIDIARY OF PRUDENTIAL

                      (This page intentionally left blank.)

                            FINANCIAL STATEMENTS OF
                     PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1996

                                                                                     SUBACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                        MONEY        DIVERSIFIED                       FLEXIBLE      CONSERVATIVE
                                                        MARKET           BOND           EQUITY         MANAGED         BALANCED
                                                    --------------  --------------  --------------  --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value [Note
    3]............................................  $   11,144,105  $   31,727,965  $   42,115,266  $   29,370,399  $   35,577,618
                                                    --------------  --------------  --------------  --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners.......................  $   11,041,044  $   31,651,020  $   42,021,703  $   29,344,436  $   37,187,440
  Equity of Pruco Life Insurance Company..........         103,061          76,945          93,563          25,963      (1,609,822)
                                                    --------------  --------------  --------------  --------------  --------------
                                                    $   11,144,105  $   31,727,965  $   42,115,266  $   29,370,399  $   35,577,618
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                                                     SUBACCOUNTS
                                                    ------------------------------------------------------------------------------
                                                        MONEY        DIVERSIFIED                       FLEXIBLE      CONSERVATIVE
                                                        MARKET           BOND           EQUITY         MANAGED         BALANCED
                                                    --------------  --------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend distributions received.................  $      370,956  $    2,171,278  $      897,405  $      810,334  $    1,460,883
EXPENSES
  Charges to Contract owners for assuming
    mortality risk and expense risk [Note 5A].....          40,789         210,590         203,014         145,789         213,652
  Reimbursement for excess expenses [Note 5D].....               0               0               0               0               0
                                                    --------------  --------------  --------------  --------------  --------------
NET EXPENSES......................................          40,789         210,590         203,014         145,789         213,652
                                                    --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)......................         330,167       1,960,688         694,391         664,545       1,247,231
                                                    --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received............               0               0       3,585,387       2,731,323       2,164,504
  Realized gain (loss) on shares redeemed
    [average cost basis]..........................               0         296,104         633,352          75,275         464,539
  Net unrealized gain (loss) on investments.......               0        (852,759)        759,941        (331,513)        108,733
                                                    --------------  --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS....................               0        (556,655)      4,978,680       2,475,085       2,737,776
                                                    --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.......................  $      330,167  $    1,404,033  $    5,673,071  $    3,139,630  $    3,985,007
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A15.

                                       A1


                                                                               SUBACCOUNTS (CONTINUED)
                                                    ------------------------------------------------------------------------------
                                                         ZERO
                                                        COUPON           HIGH
                                                         BOND           YIELD           STOCK           EQUITY         NATURAL
                                                         2000            BOND           INDEX           INCOME        RESOURCES
                                                    --------------  --------------  --------------  --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value [Note
    3]                                              $   21,247,247  $    1,576,109  $   61,046,304  $   12,069,324  $    1,489,869
                                                    --------------  --------------  --------------  --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners                         $   20,931,060  $    1,564,073  $   60,945,608  $   12,005,485  $    1,467,317
  Equity of Pruco Life Insurance Company                   316,187          12,036         100,696          63,839          22,552
                                                    --------------  --------------  --------------  --------------  --------------
                                                    $   21,247,247  $    1,576,109  $   61,046,304  $   12,069,324  $    1,489,869
                                                    --------------  --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------  --------------

                                                                                         ZERO
                                                                                        COUPON
                                                                      GOVERNMENT         BOND
                                                        GLOBAL          INCOME           2005
                                                    --------------  --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value [Note
    3]                                              $   15,676,830  $    3,570,839  $      987,465
                                                    --------------  --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners                         $   15,604,682  $    3,467,141  $      964,447
  Equity of Pruco Life Insurance Company                    72,148         103,698          23,018
                                                    --------------  --------------  --------------
                                                    $   15,676,830  $    3,570,839  $      987,465
                                                    --------------  --------------  --------------
                                                    --------------  --------------  --------------

                                                                       SUBACCOUNTS (CONTINUED)
                                                    --------------------------------------------------------------
                                                         ZERO
                                                        COUPON           HIGH
                                                         BOND           YIELD           STOCK           EQUITY
                                                         2000            BOND           INDEX           INCOME
                                                    --------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend distributions received                   $      472,600  $      132,351  $      900,654  $      475,277
EXPENSES
  Charges to Contract owners for assuming
    mortality risk and expense risk [Note 5A]               34,875           7,323         260,862          94,957
  Reimbursement for excess expenses [Note 5D]               (8,393)              0               0               0
                                                    --------------  --------------  --------------  --------------
NET EXPENSES                                                26,482           7,323         260,862          94,957
                                                    --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)                               446,118         125,028         639,792         380,320
                                                    --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received                           0               0         673,354         485,860
  Realized gain (loss) on shares redeemed
    [average cost basis]                                    81,019           3,467         413,888         908,956
  Net unrealized gain (loss) on investments                (17,112)         (3,313)      7,149,445       1,098,444
                                                    --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS                              63,907             154       8,236,687       2,493,260
                                                    --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                         $      510,025  $      125,182  $    8,876,479  $    2,873,580
                                                    --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------
                                                                                                          ZERO
                                                                                                        COUPON
                                                       NATURAL                        GOVERNMENT         BOND
                                                      RESOURCES         GLOBAL          INCOME           2005
                                                    --------------  --------------  --------------  --------------
INVESTMENT INCOME
  Dividend distributions received                   $        8,770  $      312,052  $      215,507  $       48,741
EXPENSES
  Charges to Contract owners for assuming
    mortality risk and expense risk [Note 5A]                7,362          67,425          17,932           5,414
  Reimbursement for excess expenses [Note 5D]                 (160)              0               0          (1,163)
                                                    --------------  --------------  --------------  --------------
NET EXPENSES                                                 7,202          67,425          17,932           4,251
                                                    --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)                                 1,568         244,627         197,575          44,490
                                                    --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received                     172,185         240,786               0          10,654
  Realized gain (loss) on shares redeemed
    [average cost basis]                                    33,275         155,802             553              93
  Net unrealized gain (loss) on investments                 88,415       1,328,007        (117,230)        (61,956)
                                                    --------------  --------------  --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS                             293,875       1,724,595        (116,677)        (51,209)
                                                    --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                         $      295,443  $    1,969,222  $       80,898  $       (6,719)
                                                    --------------  --------------  --------------  --------------
                                                    --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A15.

                                       A2

                            FINANCIAL STATEMENTS OF
                     PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1996

                                                             SUBACCOUNTS
                                                    ------------------------------
                                                                        SMALL
                                                      PRUDENTIAL    CAPITALIZATION
                                                       JENNISON         STOCK
                                                    --------------  --------------
ASSETS
  Investment in shares of The Prudential Series
    Fund, Inc. Portfolios at net asset value [Note
    3]............................................  $      274,784  $    4,273,658
                                                    --------------  --------------
NET ASSETS, representing:
  Equity of Contract owners.......................  $      263,745  $    4,258,955
  Equity of Pruco Life Insurance Company..........          11,039          14,703
                                                    --------------  --------------
                                                    $      274,784  $    4,273,658
                                                    --------------  --------------
                                                    --------------  --------------

STATEMENTS OF OPERATIONS
For the year ended December 31, 1996

                                                             SUBACCOUNTS
                                                    ------------------------------
                                                                        SMALL
                                                      PRUDENTIAL    CAPITALIZATION
                                                       JENNISON         STOCK
                                                    --------------  --------------
INVESTMENT INCOME
  Dividend distributions received.................  $          547  $       24,838
EXPENSES
  Charges to Contract owners for assuming
    mortality risk and expense risk [Note 5A].....           1,034          11,568
  Reimbursement for excess expenses [Note 5D].....               0               0
                                                    --------------  --------------
NET EXPENSES......................................           1,034          11,568
                                                    --------------  --------------
NET INVESTMENT INCOME (LOSS)......................            (487)         13,270
                                                    --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Capital gains distributions received............               0          76,737
  Realized gain (loss) on shares redeemed
    [average cost basis]..........................            (693)          2,225
  Net unrealized gain (loss) on investments.......          14,438         219,537
                                                    --------------  --------------
NET GAIN (LOSS) ON INVESTMENTS....................          13,745         298,499
                                                    --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.......................  $       13,258  $      311,769
                                                    --------------  --------------
                                                    --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A15.

                                       A3

                     (This page intentionally left blank.)

                                       A4

                            FINANCIAL STATEMENTS OF
                     PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996, 1995 and 1994

                                                                              SUBACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                                         MONEY                                        DIVERSIFIED
                                                         MARKET                                           BOND
                                     ----------------------------------------------  ----------------------------------------------
                                          1996            1995            1994            1996            1995            1994
                                     --------------  --------------  --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)...... $      330,167  $      469,134  $      112,867  $    1,960,688  $    1,810,053  $      958,552
  Capital gains distributions
    received........................              0               0               0               0          75,332          27,552
  Realized gain (loss) on shares
    redeemed
    [average cost basis]............              0               0               0         296,104          28,004         (45,805)
  Net unrealized gain (loss) on
    investments.....................              0               0               0        (852,759)      2,492,319      (1,407,374)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS.........        330,167         469,134         112,867       1,404,033       4,405,708        (467,075)
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7]..........................      4,126,018      (6,161,870)      9,294,783      (5,205,030)     12,271,219       8,748,753
                                     --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]..........................     (2,181,943)      1,824,330         335,632         (35,291)          7,946         (39,503)
                                     --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................      2,274,242      (3,868,406)      9,743,282      (3,836,288)     16,684,873       8,242,175

NET ASSETS:
  Beginning of year.................      8,869,863      12,738,269       2,994,987      35,564,253      18,879,380      10,637,205
                                     --------------  --------------  --------------  --------------  --------------  --------------
  End of year....................... $   11,144,105  $    8,869,863  $   12,738,269  $   31,727,965  $   35,564,253  $   18,879,380
                                     --------------  --------------  --------------  --------------  --------------  --------------
                                     --------------  --------------  --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A15.

                                       A5



                                                         SUBACCOUNTS (CONTINUED)
                                      --------------------------------------------------------------
                                                                                         FLEXIBLE
                                                          EQUITY                         MANAGED
                                      ----------------------------------------------  --------------
                                           1996            1995            1994            1996
                                      --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)        $      694,391  $      413,265  $      220,739  $      664,545
  Capital gains distributions
    received                               3,585,387       1,044,826         546,810       2,731,323
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                     633,352          73,478         146,569          75,275
  Net unrealized gain (loss) on
    investments                              759,941       4,223,477        (636,156)       (331,513)
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                5,673,071       5,755,046         277,962       3,139,630
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7]                                 5,017,735      10,673,446       7,320,351       4,354,486
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]                                    (6,721)        118,454         (22,963)         16,614
                                      --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  10,684,085      16,546,946       7,575,350       7,510,730

NET ASSETS:
  Beginning of year                       31,431,181      14,884,235       7,308,885      21,859,669
                                      --------------  --------------  --------------  --------------
  End of year                         $   42,115,266  $   31,431,181  $   14,884,235  $   29,370,399
                                      --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------
                                                                                        CONSERVATIVE
                                                                                         BALANCED
                                                                      ----------------------------------------------

                                           1995            1994            1996            1995            1994
                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)        $      466,846  $      277,404  $    1,247,231  $    1,122,788  $      646,637
  Capital gains distributions
    received                                 853,956         398,988       2,164,504       1,136,745         241,697
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                     570,360        (975,042)        464,539         252,185          (3,152)
  Net unrealized gain (loss) on
    investments                            1,861,363        (548,106)        108,733       2,076,040      (1,182,101)
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                3,752,525        (846,756)      3,985,007       4,587,758        (296,919)
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7]                                 5,268,603      (2,324,709)     (1,853,576)      6,371,894       4,738,275
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]                                   108,448         207,468      (1,583,656)        (10,793)        (93,449)
                                      --------------  --------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   9,129,576      (2,963,997)        547,775      10,948,859       4,347,907
NET ASSETS:
  Beginning of year                       12,730,093      15,694,090      35,029,843      24,080,984      19,733,077
                                      --------------  --------------  --------------  --------------  --------------
  End of year                         $   21,859,669  $   12,730,093  $   35,577,618  $   35,029,843  $   24,080,984
                                      --------------  --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A15.

                                       A6

                            FINANCIAL STATEMENTS OF
                     PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996, 1995 and 1994

                                                                             SUBACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                     ZERO COUPON                                         HIGH
                                                         BOND                                           YIELD
                                                         2000                                            BOND
                                    ----------------------------------------------  ----------------------------------------------
                                         1996            1995            1994            1996            1995            1994
                                    --------------  --------------  --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)..... $      446,118  $       34,920  $        5,274  $      125,028  $       86,052  $       27,776
  Capital gains distributions
    received.......................              0          32,030             169               0               0               0
  Realized gain (loss) on shares
    redeemed
    [average cost basis]...........         81,019          (6,499)         (3,957)          3,467          14,691             159
  Net unrealized gain (loss) on
    investments....................        (17,112)          3,706         (10,721)         (3,313)         33,141         (37,669)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS........        510,025          64,157          (9,235)        125,182         133,884          (9,734)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7].........................     20,209,923          26,150          10,930         594,373         306,768         258,867
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8].........................         (9,441)        344,989          (5,495)         (9,051)          8,247          (2,404)
                                    --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS...........................     20,710,507         435,296          (3,800)        710,504         448,899         246,729

NET ASSETS:
  Beginning of year................        536,740         101,444         105,244         865,605         416,706         169,977
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year...................... $   21,247,247  $      536,740  $      101,444  $    1,576,109  $      865,605  $      416,706
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                    --------------  --------------  --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A15.

                                       A7



                                                         SUBACCOUNTS (CONTINUED)
                                      --------------------------------------------------------------
                                                          STOCK                           EQUITY
                                                          INDEX                           INCOME
                                      ----------------------------------------------  --------------
                                           1996            1995            1994            1996
                                      --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)        $      639,792  $      437,582  $      269,539  $      380,320
  Capital gains distributions
    received                                 673,354         232,361          18,420         485,860
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                     413,888         228,489          27,972         908,956
  Net unrealized gain (loss) on
    investments                            7,149,445       6,328,106        (190,892)      1,098,444
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                8,876,479       7,226,538         125,039       2,873,580
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7]                                17,931,933      10,570,564       6,121,839      (7,025,151)
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]                                    62,929          25,718         (26,394)       (214,892)
                                      --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                  26,871,341      17,822,820       6,220,484      (4,366,463)

NET ASSETS:
  Beginning of year                       34,174,963      16,352,143      10,131,659      16,435,787
                                      --------------  --------------  --------------  --------------
  End of year                         $   61,046,304  $   34,174,963  $   16,352,143  $   12,069,324
                                      --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------

                                                                                         NATURAL
                                                                                        RESOURCES
                                                                      ----------------------------------------------

                                           1995            1994            1996            1995            1994
                                      --------------  --------------  --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)        $      468,252  $      272,094  $        1,568  $        6,054  $        3,103
  Capital gains distributions
    received                                 680,332         535,607         172,185          35,173          15,956
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                      11,573          58,664          33,275          53,167           3,779
  Net unrealized gain (loss) on
    investments                            1,305,180        (959,390)         88,415         118,192         (77,634)
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                2,465,337         (93,025)        295,443         212,586         (54,796)
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7]                                 3,428,318       7,837,695         425,963        (355,647)        456,694
                                      --------------  --------------  --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]                                   (20,008)        (33,915)          3,239          (4,104)        (25,105)
                                      --------------  --------------  --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                   5,873,647       7,710,755         724,645        (147,165)        376,793
NET ASSETS:
  Beginning of year                       10,562,140       2,851,385         765,224         912,389         535,596
                                      --------------  --------------  --------------  --------------  --------------
  End of year                         $   16,435,787  $   10,562,140  $    1,489,869  $      765,224  $      912,389
                                      --------------  --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------  --------------

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A15.

                                       A8

                            FINANCIAL STATEMENTS OF
                     PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1996, 1995 and 1994

                                                                             SUBACCOUNTS
                                    ----------------------------------------------------------------------------------------------
                                                                                                      GOVERNMENT
                                                       GLOBAL*                                          INCOME
                                    ----------------------------------------------  ----------------------------------------------
                                         1996            1995            1994            1996            1995            1994
                                    --------------  --------------  --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)..... $      244,627  $       82,453  $        2,488  $      197,575  $      139,648  $       79,939
  Capital gains distributions
    received.......................        240,786         147,906              17               0               0               0
  Realized gain (loss) on shares
    redeemed
    [average cost basis]...........        155,802           4,237               0             553          11,506            (445)
  Net unrealized gain (loss) on
    investments....................      1,328,007         433,961        (171,640)       (117,230)        220,405        (161,326)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS........      1,969,222         668,557        (169,135)         80,898         371,559         (81,832)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7].........................      5,591,186       4,563,976       3,004,706       1,069,544         575,758         156,323
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8].........................         72,239         (15,748)         (8,173)         75,388          40,705            (220)
                                    --------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS...........................      7,632,647       5,216,785       2,827,398       1,225,830         988,022          74,271

NET ASSETS:
  Beginning of year................      8,044,183       2,827,398               0       2,345,009       1,356,987       1,282,716
                                    --------------  --------------  --------------  --------------  --------------  --------------
  End of year...................... $   15,676,830  $    8,044,183  $    2,827,398  $    3,570,839  $    2,345,009  $    1,356,987
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                                      *Commenced
                                                       Business
                                                       on 5/1/94

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A15.

                                       A9



                                                         SUBACCOUNTS (CONTINUED)
                                      --------------------------------------------------------------
                                                       ZERO COUPON
                                                           BOND                         PRUDENTIAL
                                                           2005                         JENNISON**
                                      ----------------------------------------------  --------------
                                           1996            1995            1994            1996
                                      --------------  --------------  --------------  --------------

OPERATIONS:
  Net investment income (loss)        $       44,490  $       26,758  $        1,743  $         (487)
  Capital gains distributions
    received                                  10,654          18,081               6               0
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                          93             718            (187)           (693)
  Net unrealized gain (loss) on
    investments                              (61,956)         68,079          (4,079)         14,438
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                   (6,719)        113,636          (2,517)         13,258
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7]                                    95,281         733,842          22,810         229,628
                                      --------------  --------------  --------------  --------------

NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]                                     6,971           6,511          (2,734)            770
                                      --------------  --------------  --------------  --------------

TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                      95,533         853,989          17,559         243,656

NET ASSETS:
  Beginning of year                          891,932          37,943          20,384          31,128
                                      --------------  --------------  --------------  --------------
  End of year                         $      987,465  $      891,932  $       37,943  $      274,784
                                      --------------  --------------  --------------  --------------
                                      --------------  --------------  --------------  --------------


                                                                                       **Commenced
                                                                                         Business
                                                                                        on 5/1/95
                                                                   SMALL
                                                              CAPITALIZATION
                                                                 STOCK**
                                                      ------------------------------

                                           1995            1996            1995
                                      --------------  --------------  --------------
OPERATIONS:
  Net investment income (loss)        $           (8) $       13,270  $          (55)
  Capital gains distributions
    received                                       0          76,737              95
  Realized gain (loss) on shares
    redeemed
    [average cost basis]                       1,471           2,225           1,098
  Net unrealized gain (loss) on
    investments                                1,016         219,537           3,091
                                      --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM OPERATIONS                    2,479         311,769           4,229
                                      --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM PREMIUM PAYMENTS
  AND OTHER OPERATING TRANSFERS
  [NOTE 7]                                    13,987       3,553,224         424,320
                                      --------------  --------------  --------------
NET INCREASE (DECREASE) IN NET
  ASSETS
  RESULTING FROM EQUITY TRANSFERS
  [NOTE 8]                                    14,662         (50,657)         30,773
                                      --------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS                                      31,128       3,814,336         459,322
NET ASSETS:
  Beginning of year                                0         459,322               0
                                      --------------  --------------  --------------
  End of year                         $       31,128  $    4,273,658  $      459,322
                                      --------------  --------------  --------------
                                      --------------  --------------  --------------


                                                               **Commenced
                                                                 Business
                                                                on 5/1/95

           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A11 THROUGH A15.

                                      A10

                        NOTES TO FINANCIAL STATEMENTS OF
                     PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                      FOR THE YEAR ENDED DECEMBER 31, 1996

NOTE 1:  GENERAL

Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. The two products that invest in the Account are Pruselect I and Pruselect II.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are fifteen subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with generally accepted accounting principles (GAAP). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.

Equity of Pruco Life Insurance Company--Pruco Life maintains a position in the Account for the purpose of administering activity in the Account. The activity includes unit transactions, fund share transactions, and expense processing. Pruco Life monitors the balance daily and transfers funds based upon anticipated activity. At times, Pruco Life may owe an amount to the Account, which is reflected in Pruco Life's equity as a negative balance. The position does not have an effect on the Contract owner's account or the related unit value.

                                      A11

NOTE 3:  INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

The net asset value per share for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1996 were as follows:

                                                     PORTFOLIOS
                    ----------------------------------------------------------------------------
                        MONEY       DIVERSIFIED                      FLEXIBLE      CONSERVATIVE
                       MARKET          BOND           EQUITY         MANAGED         BALANCED
                    -------------  -------------  --------------  --------------  --------------
Number of shares:       1,114,411      2,867,305       1,561,856       1,651,170       2,292,807
Net asset value
per share:          $    10.00000  $    11.06543  $     26.96489  $     17.78763  $     15.51706
Cost:               $  11,144,105  $  31,394,630  $   37,557,971  $   28,686,232  $   33,964,499


                                               PORTFOLIOS (CONTINUED)
                    ----------------------------------------------------------------------------
                        ZERO
                       COUPON          HIGH
                        BOND           YIELD          STOCK           EQUITY         NATURAL
                        2000           BOND           INDEX           INCOME        RESOURCES
                    -------------  -------------  --------------  --------------  --------------
Number of shares:       1,644,915        200,332       2,570,943         652,050          75,378
Net asset value
per share:          $    12.91693  $     7.86749  $     23.74471  $     18.50982  $     19.76541
Cost:               $  21,273,128  $   1,576,928  $   46,691,078  $   10,514,299  $    1,341,553

                                               PORTFOLIOS (CONTINUED)
                    ----------------------------------------------------------------------------
                                                       ZERO
                                                      COUPON                          SMALL
                                    GOVERNMENT         BOND         PRUDENTIAL    CAPITALIZATION
                       GLOBAL         INCOME           2005          JENNISON         STOCK
                    -------------  -------------  --------------  --------------  --------------
Number of shares:         878,021        318,226          80,581          19,185         309,868
Net asset value
per share:          $    17.85474  $    11.22109  $     12.25430  $     14.32319  $     13.79187
Cost:               $  14,086,502  $   3,569,426  $      984,231  $      259,330  $    4,051,030

NOTE 4:  CONTRACT OWNER UNIT INFORMATION

Outstanding Contract owner units, unit values and total value of Contract owner equity for the year ended December 31, 1996 were as follows:

                                                             SUBACCOUNTS
                    ---------------------------------------------------------------------------------------------
                          MONEY           DIVERSIFIED                            FLEXIBLE         CONSERVATIVE
                         MARKET              BOND              EQUITY             MANAGED           BALANCED
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
 Units Outstanding
 (Pruselect I):...      1,614,253.389      4,313,893.312        707,469.885      2,476,231.572      7,687,817.036
Unit Value
  (Pruselect
  I):.............  $         1.39803  $         1.79496  $         2.57928  $         2.12747  $         1.93935
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
  Equity
  (Pruselect
  I):.............  $       2,256,775  $       7,743,266  $       1,824,763  $       5,268,108  $      14,909,368
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
  Units
  Outstanding
  (Pruselect
  II):............      6,283,319.564     13,319,380.003     15,584,558.672     11,316,882.414     11,487,391.218
Unit Value
  (Pruselect
  II):............  $         1.39803  $         1.79496  $         2.57928  $         2.12747  $         1.93935
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
  Equity
  (Pruselect
  II):............  $       8,784,269  $      23,907,754  $      40,196,940  $      24,076,328  $      22,278,072
                    -----------------  -----------------  -----------------  -----------------  -----------------
TOTAL CONTRACT
OWNER EQUITY:.....  $      11,041,044  $      31,651,020  $      42,021,703  $      29,344,436  $      37,187,440
                    -----------------  -----------------  -----------------  -----------------  -----------------
                    -----------------  -----------------  -----------------  -----------------  -----------------

                                      A12



                                                       SUBACCOUNTS (CONTINUED)
                    ---------------------------------------------------------------------------------------------
                          ZERO
                         COUPON              HIGH
                          BOND               YIELD              STOCK             EQUITY             NATURAL
                          2000               BOND               INDEX             INCOME            RESOURCES
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
 Units Outstanding
 (Pruselect I):...                 --         27,328.083      7,200,490.423        279,820.691        255,814.081
Unit Value
  (Pruselect
  I):.............                 --  $         1.97908  $         2.41158  $         2.35412  $         2.24708
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
  Equity
  (Pruselect
  I):.............                 --  $          54,084  $      17,364,558  $         658,732  $         574,835
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
  Units
  Outstanding
  (Pruselect
  II):............     11,204,044.616        762,975.144     18,071,575.357      4,819,955.355        397,174.330
Unit Value
  (Pruselect
  II):............  $         1.86817  $         1.97908  $         2.41158  $         2.35412  $         2.24708
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
  Equity
  (Pruselect
  II):............  $      20,931,060  $       1,509,989  $      43,581,050  $      11,346,753  $         892,482
                    -----------------  -----------------  -----------------  -----------------  -----------------
TOTAL CONTRACT
OWNER EQUITY:.....  $      20,931,060  $       1,564,073  $      60,945,608  $      12,005,485  $       1,467,317
                    -----------------  -----------------  -----------------  -----------------  -----------------
                    -----------------  -----------------  -----------------  -----------------  -----------------

                                                       SUBACCOUNTS (CONTINUED)
                    ---------------------------------------------------------------------------------------------
                                                                ZERO
                                                               COUPON                                 SMALL
                                          GOVERNMENT            BOND            PRUDENTIAL       CAPITALIZATION
                         GLOBAL             INCOME              2005             JENNISON             STOCK
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
 Units Outstanding
 (Pruselect I):...                 --        187,581.849                 --                 --                 --
Unit Value
  (Pruselect
  I):.............                 --  $         1.69184                 --                 --                 --
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
  Equity
  (Pruselect
  I):.............                 --  $         317,358                 --                 --                 --
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
  Units
  Outstanding
  (Pruselect
  II):............     11,747,240.234      1,861,749.861        474,533.584        185,526.923      2,994,477.024
Unit Value
  (Pruselect
  II):............  $         1.32837  $         1.69184  $         2.03241  $         1.42160  $         1.42227
                    -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
  Equity
  (Pruselect
  II):............  $      15,604,682  $       3,149,783  $         964,447  $         263,745  $       4,258,955
                    -----------------  -----------------  -----------------  -----------------  -----------------
TOTAL CONTRACT
OWNER EQUITY:.....  $      15,604,682  $       3,467,141  $         964,447  $         263,745  $       4,258,955
                    -----------------  -----------------  -----------------  -----------------  -----------------
                    -----------------  -----------------  -----------------  -----------------  -----------------

NOTE 5:  CHARGES AND EXPENSES

A.  Mortality Risk and Expense Risk Charges

    The mortality risk and expense risk charges at an effective annual rate of 0.90% may be applied daily against the net assets representing equity of Contract owners held in each subaccount. Mortality risk is that Contract holders may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed the estimated expenses. Pruco Life currently intends to charge only 0.60% on these Contracts, but reserves the right to make the full 0.90% charge. For 1996, the amount of these charges paid to Pruco Life was $1,322,585.

B.  Deferred Sales Charge

    Subsequent to a Contract owner redemption, a deferred sales charge is imposed upon surrenders of certain variable life insurance contracts to compensate Pruco Life for sales and other marketing expenses. The amount of any sales charge will depend on the number of years that have elapsed since the Contract was issued. No sales charge will be imposed after the sixth Contract year. No sales charge will be imposed on death benefits. For 1996, the amount of these charges paid to Pruco Life was $120.

C.  Partial Withdrawal Charge

    A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. For 1996, the amount of these charges paid to Pruco Life was $120.

                                      A13

D.  Expense Reimbursement

    The Account is reimbursed by Pruco Life, on a non-guaranteed basis, for expenses incurred by the Series Fund in excess of the effective rate of 0.40% for all Zero Coupon Bond Portfolios and for the Stock Index Portfolio, 0.50% for the High Dividend Stock Portfolio, 0.55% for the Natural Resources Portfolio, and 0.65% for the High Yield Bond Portfolio of the average daily net assets of these portfolios. For 1996, the amounts of these reimbursements totaled $9,716.

E.  Cost of Insurance Charges

    Contract holder contributions are applied to the Account net of the following charges: transaction costs, premium taxes, and sales loads. During 1996, Pruco Life received a total of $310,918, $2,306,619 and $3,549,790, respectively.

NOTE 6:  TAXES

Pruco Life is taxed as a "life insurance company" under the Internal Revenue Code and the operations of the Account form a part of and are taxed with those of Pruco Life. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded.

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

Contract owner activity in the subaccount of the Account, for the year ended December 31, 1996, were as follows:

                                                  SUBACCOUNTS
                --------------------------------------------------------------------------------
                    MONEY        DIVERSIFIED                        FLEXIBLE       CONSERVATIVE
                    MARKET           BOND           EQUITY           MANAGED         BALANCED
                --------------  --------------  ---------------  ---------------  --------------
Contract Owner
Contributions,
net:            $   28,274,748  $   12,660,793  $    17,905,443  $     9,772,843  $   16,292,484
Contract Owner
Redemptions:    $   (6,651,108) $   (6,738,485) $   (13,286,161) $    (9,602,272) $  (12,327,701)
Net Transfers
from(to) other
subaccounts or
fixed rate
option:         $  (17,497,622) $  (11,127,338) $       398,453  $     4,183,915  $   (5,818,359)


                                            SUBACCOUNTS (CONTINUED)
                --------------------------------------------------------------------------------
                     ZERO
                    COUPON           HIGH
                     BOND           YIELD            STOCK           EQUITY          NATURAL
                     2000            BOND            INDEX           INCOME         RESOURCES
                --------------  --------------  ---------------  ---------------  --------------
Contract Owner
Contributions,
net:            $    7,330,303  $    2,639,265  $    24,418,247  $     4,551,076  $    1,053,314
Contract Owner
Redemptions:    $   (7,042,572) $   (2,335,664) $   (17,903,697) $    (1,841,701) $     (765,068)
Net Transfers
from(to) other
subaccounts or
fixed rate
option:         $   19,922,192  $      290,772  $    11,417,383  $    (9,734,526) $      137,717

                                            SUBACCOUNTS (CONTINUED)
                --------------------------------------------------------------------------------
                                                     ZERO
                                                    COUPON                            SMALL
                                  GOVERNMENT         BOND          PRUDENTIAL     CAPITALIZATION
                    GLOBAL          INCOME           2005           JENNISON          STOCK
                --------------  --------------  ---------------  ---------------  --------------
Contract Owner
Contributions,
net:            $    9,531,822  $    7,046,311  $        79,504  $        80,550  $      133,200
Contract Owner
Redemptions:    $   (7,135,740) $   (6,686,908) $       (56,256) $       (36,729) $     (244,305)
Net Transfers
from(to) other
subaccounts or
fixed rate
option:         $    3,195,104  $      710,141  $        72,033  $       185,807       3,664,329

NOTE 8:  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM EQUITY TRANSFERS

The increase (decrease) in net assets resulting from equity transfers represents the net contributions (withdrawals) of Pruco Life to the Account.

                                      A14

NOTE 9:  UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) for the year ended December 31, 1996 were as follows:

                                                           SUBACCOUNTS
                  ---------------------------------------------------------------------------------------------
                        MONEY           DIVERSIFIED                            FLEXIBLE         CONSERVATIVE
                       MARKET              BOND              EQUITY             MANAGED           BALANCED
                  -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
Contributions:       20,647,285.964      7,359,670.236      7,684,190.757      7,183,433.288      8,974,255.110
Contract Owner
Redemptions:        (17,694,761.491)   (10,274,180.721)    (5,707,765.375)    (4,966,689.021)   (10,034,514.954)


                                                     SUBACCOUNTS (CONTINUED)
                  ---------------------------------------------------------------------------------------------
                        ZERO
                       COUPON              HIGH
                        BOND               YIELD              STOCK             EQUITY             NATURAL
                        2000               BOND               INDEX             INCOME            RESOURCES
                  -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
Contributions:       14,921,286.301      1,571,263.548     16,298,797.181      2,219,957.320        601,006.759
Contract Owner
Redemptions:         (3,798,030.241)    (1,254,509.408)    (8,266,289.229)    (5,553,498.457)      (380,046.556)

                                                     SUBACCOUNTS (CONTINUED)
                  ---------------------------------------------------------------------------------------------
                                                              ZERO
                                                             COUPON                                 SMALL
                                        GOVERNMENT            BOND            PRUDENTIAL       CAPITALIZATION
                       GLOBAL             INCOME              2005             JENNISON             STOCK
                  -----------------  -----------------  -----------------  -----------------  -----------------
Contract Owner
Contributions:       10,357,717.745      4,777,803.530         78,742.069        202,257.810      2,812,163.248
Contract Owner
Redemptions:         (5,813,881.205)    (4,123,117.602)       (28,992.975)       (28,028.317)      (182,921.460)

NOTE 10:  PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Series Fund, Inc. were as follows:

                                                       PORTFOLIOS
                    --------------------------------------------------------------------------------
                        MONEY        DIVERSIFIED                        FLEXIBLE       CONSERVATIVE
                        MARKET           BOND           EQUITY           MANAGED         BALANCED
                    --------------  --------------  ---------------  ---------------  --------------
For the year ended
December 31, 1996
Purchases.........  $   14,411,000  $    9,785,000  $     9,137,000  $     5,989,000  $    5,519,000
Sales.............  $  (12,562,000) $  (15,261,000) $    (4,329,000) $    (1,211,000) $   (8,634,000)


                                                 PORTFOLIOS (CONTINUED)
                    --------------------------------------------------------------------------------
                         ZERO
                        COUPON           HIGH
                         BOND           YIELD            STOCK           EQUITY          NATURAL
                         2000            BOND            INDEX           INCOME         RESOURCES
                    --------------  --------------  ---------------  ---------------  --------------
For the year ended
December 31, 1996
Purchases.........  $   24,233,000  $      691,000  $    19,805,000  $     3,311,000  $      612,000
Sales.............  $   (4,059,000) $     (113,000) $    (2,071,000) $   (10,646,000) $     (190,000)

                                                 PORTFOLIOS (CONTINUED)
                    --------------------------------------------------------------------------------
                                                         ZERO
                                                        COUPON                            SMALL
                                      GOVERNMENT         BOND          PRUDENTIAL     CAPITALIZATION
                        GLOBAL          INCOME           2005           JENNISON          STOCK
                    --------------  --------------  ---------------  ---------------  --------------
For the year ended
December 31, 1996
Purchases.........  $    7,485,000  $    1,209,000  $       116,000  $       281,000  $    3,655,000
Sales.............  $   (1,889,000) $      (82,000) $       (18,000) $       (58,000) $     (164,000)

                                      A15

REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
Pruco Life Variable Universal Account
and the Board of Directors of
Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Money Market Subaccount, Diversified Bond Subaccount, Equity Subaccount, Flexible Managed Subaccount, Conservative Balanced Subaccount, Zero Coupon Bond 2000 Subaccount, High Yield Bond Subaccount, Stock Index Subaccount, Equity Income Subaccount, Natural Resources Subaccount, Global Subaccount, Government Income Subaccount, Zero Coupon Bond 2005 Subaccount, Prudential Jennison Subaccount and Small Capitalization Stock Subaccount of Pruco Life Variable Universal Account at December 31, 1996, and the results of each of their operations and the changes in each of their net assets for the year then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of shares owned in The Prudential Series Fund, Inc. at December 31, 1996, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
New York, New York
March 31, 1997

                                      A16

INDEPENDENT AUDITORS' REPORT

To the Contract Owners of
Pruco Life Variable Universal
Account and the Board of Directors
of Pruco Life Insurance Company
Newark, New Jersey

We have audited the accompanying statements of changes in net assets of Pruco Life Variable Universal Account of Pruco Life Insurance Company (comprising, respectively, the Money Market, Diversified Bond, Equity, Flexible Managed, Conservative Balanced, Zero Coupon Bond 2000, High Yield Bond, Stock Index, Equity Income, Natural Resources, Global, Government Income, Zero Coupon Bond 2005, Prudential Jennison, and Small Capitalization Stock subaccounts) for the periods presented for each of the two years ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the changes in net assets of each of the respective subaccounts constituting the Pruco Life Variable Universal Account for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Parsippany, New Jersey
February 15, 1996

                                      A17


                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION



                                                              DECEMBER 31,
                                                      1996                   1995
                                                   -----------            ------------
                                                                (000'S)
ASSETS
Fixed maturities
    Held to maturity                               $  405,731             $   437,727
    Available for sale                              2,236,817               2,144,854
Equity securities                                       3,748                   4,036
Mortgage loans                                         46,915                  64,464
Investment real estate                                      -                   4,059
Policy loans                                          639,782                 569,273
Other long term investments                             4,528                   4,159
Short term investments                                169,830                 228,016
                                                   -----------            ------------
    Total invested assets                           3,507,351               3,456,588
                                                   -----------            ------------
Cash                                                   73,766                  41,435
Deferred policy acquisition costs                     633,159                 566,976
Premiums due                                            9,084                   6,367
Accrued investment income                              62,110                  59,862
Receivable from affiliates                              1,901                   8,275
Federal income tax receivable                           7,191                   6,375
Reinsurance recoverable on unpaid losses               27,014                  27,914
Other assets                                           20,000                  12,578
Separate Account assets                             5,336,851               4,285,268
                                                   -----------            ------------
TOTAL ASSETS                                       $9,678,427              $8,471,638
                                                   ===========            ============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Future policy benefits and other policyholders'
   liabilities                                     $  557,351             $   501,200
Policyholders' account balances                     2,188,862               2,218,330
Deferred federal income tax payable                   148,960                 141,048
Payable to affiliate                                   51,729                  41,584
Other liabilities                                      55,090                  37,387
Separate Account liabilities                        5,277,454               4,263,896
                                                   -----------            ------------
Total Liabilities                                   8,279,446               7,203,445
                                                   -----------            ------------
Contingencies - Note 9
Stockholder's Equity
Common Stock, $10 par value;
        1,000,000 shares, authorized;
        250,000 shares, issued and outstanding at
        December 31, 1996 and 1995                      2,500                   2,500
Paid-in-capital                                       439,582                 439,582
Net unrealized investment gains (less deferred
   income tax)                                         12,402                  30,836
Retained earnings                                     944,497                 795,275
                                                   -----------            ------------
Total Stockholder's Equity                          1,398,981               1,268,193
                                                   -----------            ------------
TOTAL LIABILITIES AND
STOCKHOLDER'S EQUITY                               $9,678,427              $8,471,638
                                                   ===========            ============





               SEE NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF OPERATIONS





                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                      1996       1995        1994
                                                   -----------------------------------
                                                                (000'S)
REVENUES
Premiums                                           $   51,525  $  42,089   $   22,689
Policy charges and fee income                         324,976    319,012      308,753
Net investment income                                 247,328    246,618      241,132
Realized investment gains (losses)                     10,835     13,200     (41,074)
Other income                                           20,818     26,986       13,259
                                                   -----------------------------------

Total Revenues                                        655,482    647,905      544,759
                                                   -----------------------------------

BENEFITS AND EXPENSES

Policyholders' benefits                               186,873    153,987      121,949
Interest credited to policyholders' account
   balances                                           118,246    126,926      113,711
Other operating costs and expenses                    122,006    134,790      179,173
                                                   -----------------------------------

Total Benefits and Expenses                           427,125    415,703      414,833
                                                   -----------------------------------

Income before income tax provision                    228,357    232,202      129,926
                                                   -----------------------------------

Income tax provision                                   79,135     79,558       48,031
                                                   -----------------------------------

NET INCOME                                         $  149,222  $ 152,644     $ 81,895
                                                   ===================================






                        SEE NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY



                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                       1996       1995        1994
                                                   -----------------------------------
                                                                (000'S)
Common Stock

Balance, beginning of year                         $    2,500   $   2,500   $   2,500
Issued during year                                          -           -           -
                                                   -----------------------------------

Balance, end of year                                    2,500       2,500       2,500
                                                   -----------------------------------

Paid in Capital

Balance, beginning of year                            439,582     439,582     439,582
Paid in during year                                         -           -           -
                                                   -----------------------------------

Balance, end of year                                  439,582     439,582     439,582
                                                   -----------------------------------

Net Unrealized Investment Gains (Losses)
   (Less Deferred Income Tax)

Balance, beginning of year                             30,836      (1,349)          -
Adoption of SFAS 115                                        -     (39,762)          -
Net change in unrealized investment
   gains (losses)                                     (18,434)     71,947      (1,349)
                                                   -----------------------------------

Balance, end of year                                   12,402      30,836      (1,349)
                                                   -----------------------------------

RETAINED EARNINGS

Balance, beginning of year                            795,275     642,631     560,736
Net income                                            149,222     152,644      81,895
                                                   -----------------------------------

Balance, end of year                                  944,497     795,275     642,631
                                                   -----------------------------------

TOTAL STOCKHOLDER'S EQUITY                         $1,398,981  $1,268,193  $1,083,364
                                                   ===================================






                        SEE NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                     YEAR ENDED
                                                                                     DECEMBER 31,
                                                                          1996           1995            1994
                                                                    ------------------------------------------
                                                                                        (000'S)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                           $   149,222    $   152,644    $    81,895
Adjustments to reconcile net income to net cash from
     operating activities:
     Increase in future policy benefits and other policyholders'
         liabilities                                                      56,151         22,877         31,932
     General account policy fee income                                   (50,286)       (56,637)       (48,401)
     Interest credited to policyholders' account balances                118,246        126,926        113,711
     Net decrease (increase) in Separate Accounts                        (38,025)        (3,520)        (4,121)
     Net realized investment (gains) losses                              (10,835)       (13,200)        41,074
     Amortization and other non-cash items                                26,709         (8,106)         6,228
     Change in:
         Accrued investment income                                        (2,248)          (480)        (2,597)
         Premiums due                                                     (2,717)        (1,957)        (1,374)
         Receivable from affiliates                                        6,374           (758)          (637)
         Note receivable from affiliate                                     --             --           50,000
         Deferred policy acquisition costs                               (66,183)        31,318         34,124
         Federal income tax receivable                                      (816)        12,031        (28,908)
         Other assets                                                     (6,522)       (12,689)       (11,121)
         Payable to affiliate                                             10,145         11,327        (24,029)
         Deferred federal income tax payable                               7,912         30,779           --
         Other liabilities                                                17,703        (61,306)        (5,293)
                                                                     -----------------------------------------
Cash Flows From Operating Activities                                     214,830        229,249        232,483
                                                                     -----------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Held to maturity                                          138,127        144,898      2,710,423
               Available for sale                                      3,886,254      1,886,687           --
         Equity securities                                                 7,527          5,557          1,910
         Mortgage loans                                                   19,226          7,395         10,821
         Other long term investments                                         288          1,559            607
         Investment real estate                                            4,488          2,926          8,677
     Payments for the purchase of:
         Fixed maturities:
               Held to maturity                                         (114,494)      (135,092)    (2,561,082)
               Available for sale                                     (4,008,810)    (1,741,139)          --
         Equity securities                                                (4,697)        (4,279)        (2,436)
         Mortgage loans                                                     --             --          (35,276)
         Other long term investments                                        (657)        (1,674)        (1,584)
     Policy loans                                                        (70,509)       (75,411)       (73,591)
     Net proceeds (payments) of short term investments                    58,186        (36,482)         9,845
                                                                     -----------------------------------------
Cash Flows From Investing Activities                                     (85,071)        54,945         68,314
                                                                     -----------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                       536,370         95,039        114,105
          Withdrawals (net of transfers to/from separate accounts)      (633,798)      (365,578)      (387,793)
                                                                     -----------------------------------------
Cash Flows From Financing Activities                                     (97,428)      (270,539)      (273,688)
                                                                     -----------------------------------------
     Net increase in Cash                                                 32,331         13,655         27,109
     Cash, beginning of year                                              41,435         27,780            671
                                                                     -----------------------------------------
CASH, END OF YEAR                                                    $    73,766    $    41,435    $    27,780
                                                                     =========================================
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
      Income taxes paid                                              $    61,760    $    53,107    $    56,089
                                                                     =========================================



               SEE NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994

    1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRINCIPLES

    A.  Principles of Consolidation

    The accompanying consolidated financial statements include the accounts of Pruco Life Insurance Company (Pruco Life), a stock life insurance company, and its subsidiaries (collectively, the Company). Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual life insurance company. The Company markets individual life insurance and deferred annuities primarily through Prudential's sales force in the United States, and in Taiwan. All significant intercompany balances and transactions have been eliminated in consolidation.

    B.  Basis of Presentation

    The Financial Accounting Standards Board (FASB) issued Interpretation No. 40 "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises", as amended by Statement of Financial Accounting Standards (SFAS) No. 120 "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts", effective for fiscal years beginning after December 15, 1995. Financial statements of mutual life insurance companies, and their wholly owned stock life insurance subsidiaries, for periods beginning after December 15, 1995 which are prepared on the basis of statutory accounting practices will no longer be characterized as in conformity with generally accepted accounting principles (GAAP). As a result, the Company has prepared its 1996 consolidated financial statements in accordance with all applicable GAAP pronouncements. The 1995 and 1994 consolidated financial statements, which were previously prepared on the statutory basis of accounting, have been restated in accordance with GAAP. The cumulative effect of adopting GAAP as of January 1, 1994 was an increase in retained earnings of $378.3 million. See Note 7 for a reconciliation of the Company's surplus and net income determined in accordance with statutory accounting practices with equity and net income determined on a GAAP basis.

    On January 1, 1995, the Company adopted SFAS 115, "Accounting for Certain Investments in Debt and Equity Securities," which expanded the use of fair value accounting for those securities that a company does not have positive intent and ability to hold to maturity. Implementation of this statement decreased stockholder's equity by $39.8 million net of deferred income tax benefit of $21.4 million. In 1994 prior to the adoption of SFAS 115, all fixed maturities were carried at amortized cost.

    C.  Investments

    Fixed Maturities - Securities held to maturity are those that the Company has the positive intent and ability to hold to maturity and are principally reported at amortized cost. Amortized cost is adjusted to estimated fair value for impairments which are deemed to be other than temporary.

    Where the Company may not have the positive intent to hold fixed maturities until maturity, the securities are classified as "Available for Sale." These securities are reported at market value based principally on their quoted market prices. The associated unrealized gains and losses, net of income taxes and deferred policy acquisition costs, are included as a component of equity or if deemed to be other than temporary, are included as a realized loss.

    Equity Securities consist primarily of common and preferred stocks. Marketable equity securities are reported at market value based principally on their quoted market prices. Cost basis of the equity securities is $3.9 million and $5.3 million as of December 31, 1996 and 1995, respectively. The associated unrealized gains and losses are included as a component of equity.

    Mortgage Loans and Policy Loans are stated primarily at unpaid principal balances, net of unamortized discounts. Interest income is recognized as net investment income earned.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


    Investment Real Estate acquired through foreclosure during 1994 was sold in 1996 for $4.5 million.

    Other Long Term Investments, which consist of limited partnerships, are valued at the aggregate net equity in the partnerships. Certain investments in this category were non-income producing at December 31, 1995. These investments were $.3 million at December 31, 1995. There were no non-income producing investments at December 31, 1996 and 1994.

    Partnership and joint venture interests in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting. Non real estate related interests of $4.5 million and $4.1 million are included in other long term investments, at December 31, 1996 and 1995, respectively. The Company's share of net income from such entities was $1.4 million, $.3 million, and $1.9 million for the years ended December 31, 1996, 1995, and 1994, respectively, and is reported in net investment income.

    Realized investment gains and losses are reported based on specific identification of the investments sold.

    Short-term investments are fixed maturities that mature within one year, and are reported at estimated fair value.

    D.  Revenue Recognition and Related Expenses

    Universal life contracts are long duration life insurance contracts that involve significant mortality and morbidity risk with both fixed and guaranteed terms. Investment contracts are long duration contracts that do not subject the insurance enterprise to risks arising from policyholder mortality or morbidity. Amounts received as payments for these contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist primarily of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration fees and surrender charges. Policy benefits and claims that are charged to expenses include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums, policy benefits and claims from traditional life and annuity policies, generally are recognized in operations when due.

    E.  Deferred Policy Acquisition Costs

    Acquisition costs consist of commissions and other costs which vary with and are primarily related to the production or acquisition of new business. Acquisition costs related to universal life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality, expense margins and surrender charges based on historical and anticipated future experience. Amortization of deferred policy acquisition costs was $9.3 million, $54.4 million, and $76.0 million for the years ended December 31, 1996, 1995, and 1994, respectively. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect on the deferred policy acquisition asset that would result from realization of unrealized investment gains (losses) is recognized with an offset to unrealized investment gains (losses) in consolidated stockholder's equity.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


    F.   Future Policy Benefits and Policyholders' Account Balances

    Benefit reserve liabilities for payout annuities such as matured deferred annuities and supplementary contracts represent the present values of estimated future benefits payments and related expenses. Present values for these contracts are computed using interest rates ranging from 6.5% to 11%. The mortality assumption for these contracts is the 83 IAM tables. Reserves for supplementary benefits are stated at interest rates that vary from 4% to 6.5% using mortality and morbidity assumptions either from company experience or various actuarial tables.

    When liabilities for future policy benefits plus the present value of expected future gross deposits are insufficient to provide expected future policy benefits and expenses, unrecoverable deferred policy acquisition costs are written off and thereafter, if required, a premium deficiency reserve is established as a charge to income.

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross deposits plus interest credited less expense and mortality charges and withdrawals.

    Interest crediting rates on life insurance products range from 3.35% to 7%.


    G.  Separate Accounts

    Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

    All Separate Account assets are carried at market value. Deposits to all Separate Accounts are reported as increases in Separate Account liabilities, which equal the Separate Account policy account fund values. Charges assessed against Policyholders' account balances for mortality, policy administration and surrender charges are included in policy charges and fee income. Mortality and expense risk charges are applied against the Policyholders' account balance. The Separate Account assets are legally segregated and are not subject to claims that arise out of any other business of the Company.

    H.  Estimates

    The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994



2.  FIXED MATURITIES

Gross unrealized gains and losses for securities classified as Held to Maturity and Available for Sale, by major security type, are as follows:

                                                DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------
                                                        Gross           Gross
                                       Amortized      Unrealized      Unrealized            Fair
(000's)                                  Cost           Gains           Losses             Value
---------------------------------------------------------------------------------------------------
Held to Maturity
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies                $       -       $       -       $       -       $       -

Foreign government bonds                         -               -               -               -

Corporate securities                       405,731          10,947             576         416,102

Mortgage-backed securities                       -               -               -               -

Other fixed maturities                           -               -               -               -

---------------------------------------------------------------------------------------------------
Total                                    $ 405,731       $  10,947       $     576       $ 416,102
---------------------------------------------------------------------------------------------------





                                                DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------
                                                        Gross           Gross
                                       Amortized      Unrealized      Unrealized            Fair
(000's)                                  Cost           Gains           Losses             Value
---------------------------------------------------------------------------------------------------
Available For Sale
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies              $    32,055       $      30        $    174    $     31,911

Foreign government bonds                    90,447             857             205          91,099

Corporate securities                     2,087,250          30,365           4,206       2,113,409

Mortgage-backed securities                     398               -               -             398

Other fixed maturities                           -               -               -               -

---------------------------------------------------------------------------------------------------
Total                                  $ 2,210,150       $  31,252        $  4,585    $  2,236,817
---------------------------------------------------------------------------------------------------


                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994




                                                DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------
                                                        Gross           Gross
                                       Amortized      Unrealized      Unrealized            Fair
(000's)                                  Cost           Gains           Losses             Value
---------------------------------------------------------------------------------------------------
Held to Maturity
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies              $         -     $         -     $         -      $        -

Foreign government bonds                         -               -               -               -

Corporate securities                       437,727          18,629           1,805         454,551

Mortgage-backed securities                       -               -               -               -

Other fixed maturities                           -               -               -               -

---------------------------------------------------------------------------------------------------
Total                                  $   437,727     $    18,629     $     1,805      $  454,551
---------------------------------------------------------------------------------------------------





                                                DECEMBER 31, 1995
---------------------------------------------------------------------------------------------------
                                                        Gross           Gross
                                       Amortized      Unrealized      Unrealized            Fair
(000's)                                  Cost           Gains           Losses             Value
---------------------------------------------------------------------------------------------------
Available For Sale
U.S. Treasury securities and
obligations of U.S. government
corporations and agencies             $    324,854     $     6,830     $        61    $    331,623

Foreign government bonds                    73,042           3,055               -          76,097

Corporate securities                     1,507,248          54,545           2,168       1,559,625

Mortgage-backed securities                 169,190           8,717             398         177,509

Other fixed maturities                           -               -               -               -

---------------------------------------------------------------------------------------------------
Total                                 $  2,074,334     $    73,147     $     2,627    $  2,144,854
---------------------------------------------------------------------------------------------------


                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994



The amortized cost and estimated fair value of fixed maturities at December 31, 1996, categorized by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties.



                                DECEMBER 31, 1996
------------------------------------------------------------------------------
                                                                     Estimated
                                                        Amortized       Fair
(000's)                                                    Cost        Value
------------------------------------------------------------------------------
Held to Maturity

Due in one year or less                                $   28,653   $   28,762

Due after one year through five years                     156,013      158,183

Due after five years through ten years                    194,765      202,766

Due after ten years                                        26,300       26,391

Mortgage-backed securities                                   --           --
------------------------------------------------------------------------------

Total                                                  $  405,731   $  416,102
------------------------------------------------------------------------------




                                DECEMBER 31, 1996
------------------------------------------------------------------------------
                                                                     Estimated
                                                        Amortized       Fair
(000's)                                                    Cost        Value
------------------------------------------------------------------------------
Available For Sale

Due in one year or less                                $  130,400   $  131,301

Due after one year through five years                   1,561,854    1,578,979

Due after five years through ten years                    398,090      404,920

Due after ten years                                       119,408      121,219

Mortgage-backed securities                                    398          398
------------------------------------------------------------------------------

Total                                                  $2,210,150   $2,236,817
------------------------------------------------------------------------------


Proceeds from the sale of fixed maturities during 1996, 1995, and 1994 were $3.8 billion, $1.8 billion, and $2.6 billion, respectively. Gross gains of $28.7 million, $28.8 million, and $16.8 million and gross losses of $19.7 million, $17.5 million, and $49.8 million were realized on those sales during 1996, 1995, and 1994, respectively.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994

3.  Net Investment Income                                         YEAR ENDED
                                                                  DECEMBER 31,
                                                        1996         1995         1994
                                             -------------------------------------------
                                                                    (000'S)
Net investment income consists of:
  Gross investment income
       Fixed maturities
            Held to maturity                         $  33,419    $  33,458    $ 196,909
            Available for sale                         152,445      160,740         --
       Equity securities                                    44          104           14
       Mortgage loans                                    5,669        7,757        4,041
       Investment real estate                              613          647        2,146
       Policy loans                                     33,449       29,775       25,692
       Short term investments                           16,780       15,092       12,676
       Other                                             9,438        3,949        5,075
                                             -------------------------------------------
                                                       251,857      251,522      246,553
  Investment expenses                                   (4,529)      (4,904)      (5,421)
                                             ===========================================
  Net investment income                              $ 247,328    $ 246,618    $ 241,132
                                             ===========================================


4.  Investment Gains (Losses)
                                                                  YEAR ENDED
                                                                  DECEMBER 31,
                                                        1996         1995         1994
                                             -------------------------------------------
                                                                    (000'S)
Realized investment gains (losses)
       Fixed maturities - Available for sale         $   9,036    $  11,359    $ (38,180)
       Equity securities                                   781        2,020          503
       Mortgage loans                                    1,677          (90)      (4,581)
       Investment real estate                              487          (99)       1,184
       Other                                            (1,146)          10         --
                                             -------------------------------------------

Realized investment gains (losses)                   $  10,835    $  13,200    $ (41,074)
                                             ===========================================


                                                                  YEAR ENDED
                                                                  DECEMBER 31,
                                                          1996         1995         1994
                                             -------------------------------------------
                                                                    (000'S)
Net unrealized investment gains
    (losses), beginning of period                    $  30,836    $  (1,349)   $    --

Net unrealized investment gains (losses)
    Fixed maturities - Available for sale              (43,853)     131,712         --
    Equity securities                                    1,403          827       (2,108)
                                             -------------------------------------------
                                                       (42,450)     132,539       (2,108)

Deferred income tax benefit (provision)                 15,398      (47,714)         759
Deferred policy acquisition costs
    (net of deferred income taxes)                       8,618      (12,878)        --
                                             -------------------------------------------
Net change in unrealized
    investment gains (losses)                          (18,434)      71,947       (1,349)

Adoption of SFAS 115                                      --        (39,762)        --

                                             -------------------------------------------
Net unrealized investment gains
    (losses), end of period                          $  12,402    $  30,836       (1,349)
                                             ===========================================

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


5.  Fair Value Information

The fair value amounts have been determined by the Company using available information and reasonable valuation methodologies. Considerable judgment is applied, as necessary, in interpreting data to develop the estimates of fair value. Accordingly, the estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values.

The following methods and assumptions were used in calculating the fair values.

Fixed Maturities - Fair values for fixed maturities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve adjusted for the type of issue, its current quality and its remaining average life.

Equity Securities - Fair value is based on quoted market prices.

Mortgage Loans - The fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

Policy Loans - The estimated fair value is calculated using a discounted cash flow model based upon current U.S. Treasury rates and historical loan repayments.

Policyholders' Account Balances - Fair values for policyholders' account balances are equal to the policy account values.

Short-term Investments - Fair values for short-term investments are based on quoted market prices or estimates from independent pricing services.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1996 and 1995:

                                                           1996                                1995
                                            CARRYING VALUE      FAIR VALUE        CARRYING VALUE      FAIR VALUE
                                            --------------      ----------        --------------      ----------
                                                                         (000'S)
Financial Assets:
     Fixed maturities:
          Held to maturity                 $     405,731   $     416,102         $     437,727   $     454,551
          Available for sale                   2,236,817       2,236,817             2,144,854       2,144,854
     Mortgage loans                               46,915          46,692                64,464          63,635
     Policy loans                                639,782         623,218               569,273         577,975
     Equity securities                             3,748           3,748                 4,036           4,036
     Short-term investments                      169,830         169,830               228,016         228,016

Financial Liabilities:
     Policyholders'
        account balances                   $   2,188,862   $   2,188,862         $   2,218,330   $   2,218,330

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


6.  Income Taxes

The Company is a member of a group of affiliated companies which join in filing a consolidated federal income tax return in addition to separate company state and local tax returns. The Internal Revenue Code limits the amount of nonlife insurance losses that may offset life insurance company taxable income. Companies operating outside the United States are taxed under applicable foreign statutes.

Pursuant to the tax allocation arrangement, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. The Company has a net receivable from Prudential of $7.2 million and $6.4 million as of December 31, 1996 and 1995, respectively.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes.


The components of income taxes are as follows:

                                                     YEAR ENDED
                                                    DECEMBER 31,
                                             1996       1995       1994
                                    -------------------------------------
                                                       (000'S)
Current income tax provision:
   Federal income tax                      $ 59,489   $ 65,131   $ 59,641
   State and local income tax                   703      1,876      3,036
   Foreign income tax                             4          7          7
                                    -------------------------------------
   Total current income tax                  60,196     67,014     62,684
Deferred income tax provision
     (benefit):
   Federal income tax                        18,413     12,196    (14,246)
   State and local income tax                   526        348       (407)
                                    -------------------------------------
   Total deferred income tax                 18,939     12,544    (14,653)
                                    -------------------------------------
Total income tax provision                 $ 79,135   $ 79,558   $ 48,031
                                    =====================================



The income tax provision is different from the amount computed using the expected federal income tax rate of 35% for the following reasons:

                                                      YEAR ENDED
                                                     DECEMBER 31,
                                              1996       1995       1994
                                      -------------------------------------
                                                        (000'S)

Expected federal income tax expense        $ 79,926    $ 81,271    $ 45,474
State income taxes                            1,229       2,224       2,629
Other                                        (2,020)     (3,937)        (72)
                                      =====================================
Total income tax provision                 $ 79,135    $ 79,558    $ 48,031
                                      =====================================

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994



The components of net deferred income taxes payable are as follows:

                                                    YEAR ENDED
                                                   DECEMBER 31,
                                              1996              1995
                                        ------------------------------
                                                      (000'S)
Deferred Income Tax Assets
Insurance liabilities                      $  38,532         $  40,732
Other                                           --                --
                                        ------------------------------
Total deferred income tax assets           $  38,532         $  40,732
                                        ==============================

Deferred Income Tax Liabilities
Deferred acquisition costs                 $ 173,785         $ 153,526
Net investment gains                          12,502            28,157
Other                                          1,205                97
                                        ------------------------------
Total deferred income tax liabilities        187,492           181,780
                                        ------------------------------
Deferred federal income tax payable        $ 148,960         $ 141,048
                                        ==============================



The Internal Revenue Service (the "Service") has completed examinations of the consolidated federal income tax returns through 1989. The Service is examining the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


    7.  Stockholder's Equity Reconciliation

    The reconciliation of statutory net income to GAAP net income, and statutory surplus to GAAP equity as of December 31, 1996, 1995, and 1994 are as follows:

                                                   1996               1995               1994
                                        ---------------------------------------------------------
                                                                 (000'S)
Statutory net income                           $    73,847        $   157,751        $    52,955
     Deferred acquisition costs                     48,862             (6,103)           (34,124)
     Deferred premium                                1,295               (743)             1,122
     Insurance liabilities                          10,211             22,890             31,780
     Income taxes                                   (7,780)           (27,669)            42,755
     Interest maintenance reserve                      365              5,480            (24,704)
     Separate accounts and other                    22,422              1,038             12,111
                                        ---------------------------------------------------------
GAAP net income                                $   149,222        $   152,644        $    81,895
                                        =========================================================


Statutory surplus                              $   901,645        $   829,022        $   676,087
     Investment valuation                           26,678             70,776                  -
     Deferred acquisition costs                    633,159            566,976            598,294
     Deferred premium                              (11,859)           (13,154)           (12,412)
     Insurance liabilities                        (124,781)          (153,995)           (71,076)
     Income taxes                                 (124,823)          (128,070)           (82,167)
     Asset valuation reserve and interest
           maintenance reserve                      68,733             64,551             23,690
     Other                                          30,229             32,087            (49,052)
                                        ---------------------------------------------------------
GAAP stockholder's equity                      $ 1,398,981        $ 1,268,193        $ 1,083,364
                                        =========================================================



    The New York State Insurance Department ("Department") recognizes only statutory accounting for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the New York Insurance Law, and for determining whether its financial condition warrants the payment of a dividend to its stockholders. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

                NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS OF
                  PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES
                        DECEMBER 31, 1996, 1995, AND 1994


    8.  Related Party Transactions

    A.  Service Agreements

    The Company, Prudential, and Pruco Securities Corporation, an indirect wholly-owned subsidiary of Prudential, operate under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided. The net cost of these services allocated to the Company were $102 million, $98 million and $78 million for the years ended December 31, 1996, 1995, and 1994, respectively.

    B.  Pension Plans

    The Company is a wholly-owned subsidiary of Prudential which sponsors several defined benefit pension plans that cover substantially all of its employees. Benefits are generally based on career average earnings and credited length of service. Prudential's funding policy is to contribute annually the amount necessary to satisfy the Internal Revenue Service contribution guidelines.

    No pension expense for contributions to the plan was allocated to the Company in 1996, 1995, or 1994 because the plan was subject to the full funding limitation under the Internal Revenue Code.

    C.  Postretirement Life and Health Benefits

    Prudential also sponsors certain life insurance and health care benefits for its retired employees. Substantially all employees may become eligible to receive a benefit if they retire after age 55 with at least 10 years of service. Prudential elected to amortize its obligation over twenty years. A provision for contributions to the postretirement fund is included in the net cost of services allocated to the Company discussed above for the years ended December 31, 1996, 1995, and 1994.

    D.  Reinsurance

    The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically: reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1996, 1995, and 1994.

    9.  Contingencies

    Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

    10.  Dividends

    The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1996, the Company would be permitted a maximum of $48 million in dividend distribution in 1997, all of which could be paid in cash, without approval from The State of Arizona Department of Insurance.

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of
Pruco Life Insurance Company


In our opinion, the accompanying consolidated statement of financial position and the related consolidated statements of operations, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company and its subsidiaries at December 31, 1996, and the results of their operations and their cash flows for the year in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


/s/ PRICE WATERHOUSE LLP
--------------------------
PRICE WATERHOUSE LLP
New York, New York
March 21, 1997

INDEPENDENT AUDITORS' REPORT


To The Board of Directors of
Pruco Life Insurance Company
Newark, New Jersey


We have audited the accompanying consolidated statement of financial position of Pruco Life Insurance Company and subsidiaries as of December 31, 1995, and the related consolidated statements of operations, stockholder's equity and cash flows for the years ended December 31, 1995 and 1994. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements presents fairly, in all material respects, the consolidated financial position of Pruco Life Insurance Company and subsidiaries as of December 31, 1995, and the consolidated results of operations and cash flows for the years ended December 31, 1995 and 1994 in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company has retroactively adopted all applicable generally accepted accounting principles relating to stock life insurance subsidiaries of mutual life insurance companies and has changed, as of January 1, 1995, the method of accounting for fixed maturity investments.


/s/ DELOITTE & TOUCHE LLP
Parsippany, N.J.
December 19, 1996

                                PRUSELECT(SM) II
                                  VARIABLE LIFE
                               INSURANCE CONTRACTS

[LOGO] Prudential

PRUCO LIFE INSURANCE COMPANY
213 Washington Street, Newark, NJ 07102-2992
Telephone 800 323-2993

A Subsidiary of
The Prudential Insurance Company of America

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company represents that the fees and charges deducted under the variable universal life insurance contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company.


                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION


Prudential Directors' and Officers' Liability and Corporation Reimbursement Insurance program, purchased by Prudential from Aetna Casualty & Surety Company, CNA Insurance Companies, Lloyds of London, Great American Insurance Company, Reliance Insurance Company, Corporate Officers & Directors Assurance Ltd., A.C.E. Insurance Company, Ltd., XL Insurance Company, Ltd., and Zurich-American Insurance Company, provides reimbursement for "Loss" (as defined in the policies) which the Company pays as indemnification to its directors or officers resulting from any claim for any actual or alleged act, error, misstatement, misleading statement, omission, or breach of duty by persons in the discharge of their duties in their capacities as directors or officers of Prudential, any of its subsidiaries, or certain investment companies affiliated with Prudential. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified. Loss essentially is the legal liability on claims against a director or officer, including adjudicated damages, settlements and reasonable and necessary legal fees and expenses incurred in defense of adjudicatory proceedings and appeals therefrom. Loss does not include punitive or exemplary damages or the multiplied portion of any multiplied damage award, criminal or civil fines or penalties imposed by law, taxes or wages, or matters which are uninsurable under the law pursuant to which the policies are construed.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) claims brought about or contributed to by the criminal, dishonest or fraudulent acts or omissions or the willful violation of any law by a director or officer, (2) claims based on or attributable to directors or officers gaining personal profit or advantage to which they were not legally entitled, and (3) claims arising from actual or alleged performance of, or failure to perform, services as, or in any capacity similar to, an investment adviser, investment banker, underwriter, broker or dealer, as those terms are defined in the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Advisers Act of 1940, the Investment Company Act of 1940, any rules or regulations thereunder, or any similar federal, state or local statute, rule or regulation.

The limit of coverage under the program for both individual and corporate reimbursement coverage is $150,000,000. The retention for corporate reimbursement coverage is $10,000,000 per loss.

The relevant provisions of New Jersey law permitting or requiring indemnification, New Jersey being the state of organization of Prudential, can be found in Section 14A:3-5 of the New Jersey Statutes Annotated. The relevant provisions of Arizona law, Arizona being the state of organization of Pruco Life, can be found in Section 10-005 of the Arizona Statutes Annotated. The text of Prudential's by-law 26, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1.A.(6)(b) of Post-Effective Amendment No. 1 to Form S-6, Registration No. 33-61079, filed April 25, 1996, on behalf of The Prudential Variable Appreciable Account. The text of Pruco Life's by-laws, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 1.A.(6)(b) to this Registration Statement.


Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


The Registration Statement comprises the following papers and documents:


The facing sheet.

Cross-reference to items required by Form N-8B-2.


The prospectus consisting of 67 pages.


The undertaking to file reports.


The representation with respect to charges.


The signatures.

Written consents of the following persons:


     1.  Price Waterhouse LLP, independent accountants.
     2.  Deloitte & Touche LLP, independent auditors.
     3.  Clifford E. Kirsch, Esq.
     4.  Nancy D. Davis, FSA, MAAA


The following exhibits:


    1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:


       A. (1) Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 3)
          (2)   Not Applicable.
          (3)   Distributing Contracts:
                (a)    Distribution Agreement between Pruco Securities
                       Corporation and Pruco Life Insurance Company. (Note 3)
                (b)    Proposed form of Agreement between Pruco Securities
                       Corporation and independent brokers with respect to the
                       Sale of the Contracts. (Note 3)
                (c)    Schedule of Sales Commissions. (Note 1)
          (4)   Not Applicable.
          (5)   Variable Universal Life Insurance Contracts. (Note 1)
                (a)    With the fixed-rate option.  Note:  this version was
                       never sold and is no longer available for sale.
                (b)    Without the fixed-rate option.
          (6)   (a)    Articles of Incorporation of Pruco Life Insurance
                       Company, as amended October 19, 1993. (Note 7)
                (b)    By-Laws of Pruco Life Insurance Company, as amended June
                       18, 1996. (Note 6)
          (7)   Not Applicable.
          (8)   Not Applicable.
          (9)   Not Applicable.
         (10)   (a)    Application Form for Variable Universal Life Insurance
                       Contract. (Note 7)
                (b)    Supplement to the Application for Variable Universal Life
                       Insurance Contract. (Note 5)
         (11) Memorandum describing Pruco Life Insurance Company's issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e-3(T)(b)(12)(iii). (Note 9)
         (12)   Rider for Interim Term Insurance Benefit. (Note 1)


    2. See Exhibit 1.A.(5).

    3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered. (Note 1)

    4. None.

    5. Not Applicable.


    6. Opinion and Consent of Nancy D. Davis, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)


7.  Powers of Attorney.


       (a)   William M. Bethke, Ira J. Kleinman, Mendel A. Melzer,
             Esther H. Milnes, I. Edward Price, William F. Yelverton (Note 4)
       (b)   Linda S. Dougherty (Note 6)
       (c)   Kiyofumi Sakaguchi (Note 8)


27.  Financial Data Schedule (Note 1).


(Note 1)   Filed herewith.
(Note 2) Incorporated by reference to Registrant's Form S-6, filed January 8, 1991.
(Note 3) Incorporated by reference to Form S-6, Registration No. 33-29181, filed June 8, 1989, on behalf of the Pruco Life Variable Universal Account.
(Note 4) Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.
(Note 5) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement, filed April 16, 1991.
(Note 6) Incorporated by reference to Post-Effective Amendment No. 3 to Form S-1, Registration No. 33-86780, filed April 9, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.
(Note 7) Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996 on behalf of the Pruco Life Variable Appreciable Account.
(Note 8) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-8, Registration No. 33-49994, filed on or about April 25, 1997 on behalf of the Pruco Life PRUvider Variable Appreciable Account.
(Note 9) Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed April 25, 1996.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, the Pruco Life Variable Universal Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 25th day of April, 1997.


(Seal)                   PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                                     (Registrant)

                           By: PRUCO LIFE INSURANCE COMPANY
                                      (Depositor)

Attest:  /s/  Thomas C. Castano              By:  /s/ Esther H. Milnes
         -------------------------                -------------------------
         Thomas C. Castano                        Esther H. Milnes
         Assistant Secretary                      President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 25th day of April, 1997.


                               SIGNATURE AND TITLE

/s/ *
-----------------------------------------
Esther H. Milnes
President and Director


/s/ *
-----------------------------------------
Linda S. Dougherty
Chief Accounting Officer and Comptroller

/s/ *
-----------------------------------------
William M. Bethke
Director


                                             *By: /s/ Thomas C. Castano
                                                  ------------------------------
                                                       Thomas C. Castano
                                                       (Attorney-in-Fact)

/s/ *
-----------------------------------------
Ira J. Kleinman
Director


/s/ *
-----------------------------------------
Mendel A. Melzer
Director


/s/ *
-----------------------------------------
I. Edward Price
Director


/s/ *
-----------------------------------------
Kiyofumi Sakaguchi
Director


/s/ *
-----------------------------------------
William F. Yelverton
Director

                                  EXHIBIT INDEX

                   Consent of Deloitte & Touche LLP, independent
                   auditors.                                          Page II-6

                   Consent of Price Waterhouse LLP, independent
                   accountants.                                       Page II-7

    1.A.(3)(c)     Schedule of Sales Commissions.                     Page II-8

    1.A.(5)(a)     Variable Universal Life Insurance Contract with
                   the fixed-rate option.                             Page II-9

    1.A.(5)(b)     Variable Universal Life Insurance Contract without
                   the fixed-rate option.                             Page II-34

      1.A.(12)     Rider for Interim Term Insurance Benefit.          Page II-57

            3.     Opinion and Consent of Clifford E. Kirsch, Esq.,
                   as to the legality of the securities being
                   registered.                                        Page II-58

            6.     Opinion and Consent of Nancy D. Davis, FSA, MAAA,
                   as to actuarial matters pertaining to the securities
                   being registered.                                  Page II-59

           27.     Financial Data Schedule.                           Page II-60